UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1:	Schedule of Investments

Vanguard Tax-Managed Growth & Income Fund
Schedule of Investments
March 31, 2006

	Shares	Market Value ($000)

Common Stocks (100.2%)

Consumer Discretionary (10.2%)
Home Depot, Inc.	509,006	21,531
Time Warner, Inc.	1,026,307	17,232
* Comcast Corp. Class A	509,195	13,321
The Walt Disney Co.	461,422	12,869
Lowe's Cos., Inc.	187,394	12,076
Target Corp.	210,636	10,955
McDonald's Corp.	301,105	10,346
News Corp., Class A	574,857	9,548
* Viacom Inc. Class B	183,328	7,113
* Starbucks Corp.	182,858	6,883
Best Buy Co., Inc.	97,518	5,454
The McGraw-Hill Cos., Inc.	87,879	5,064
Carnival Corp.	104,067	4,930
Federated Department Stores, Inc.	65,227	4,762
Staples, Inc.	174,640	4,457
* Kohl's Corp.	82,671	4,382
CBS Corp.	174,028	4,173
NIKE, Inc. Class B	45,386	3,862
Clear Channel Communications, Inc.	123,768	3,591
Omnicom Group Inc.	42,832	3,566
Ford Motor Co.	446,694	3,556
Johnson Controls, Inc.	46,609	3,539
Starwood Hotels & Resorts Worldwide, Inc.	51,708	3,502
Harrah's Entertainment, Inc.	44,107	3,439
Gannett Co., Inc.	57,125	3,423
Harley-Davidson, Inc.	65,327	3,389
J.C. Penney Co., Inc. (Holding Co.)	55,675	3,363
Yum! Brands, Inc.	66,030	3,226
* Coach, Inc.	91,909	3,178
* Sears Holdings Corp.	23,931	3,165
General Motors Corp.	135,516	2,882
International Game Technology	80,878	2,849
Fortune Brands, Inc.	35,143	2,834
TJX Cos., Inc.	110,468	2,742
* Amazon.com, Inc.	73,921	2,699
Marriott International, Inc. Class A	38,964	2,673
* Office Depot, Inc.	70,997	2,644
* Bed Bath & Beyond, Inc.	67,214	2,581
The Gap, Inc.	137,510	2,569
D. R. Horton, Inc.	61,915	2,057
Nordstrom, Inc.	52,436	2,054
Limited Brands, Inc.	83,668	2,047
Hilton Hotels Corp.	79,044	2,012
Lennar Corp. Class A	32,869	1,985
Pulte Homes, Inc.	51,424	1,976
Eastman Kodak Co.	68,516	1,949
* Univision Communications Inc.	53,637	1,849
Genuine Parts Co.	41,618	1,824
Centex Corp.	29,406	1,823
* Apollo Group, Inc. Class A	33,677	1,768
Harman International Industries, Inc.	15,781	1,754
Tribune Co.	62,781	1,722
Wendy's International, Inc.	27,511	1,707
H & R Block, Inc.	78,698	1,704
Mattel, Inc.	93,085	1,688
Newell Rubbermaid, Inc.	65,709	1,655
Black & Decker Corp.	18,586	1,615
Whirlpool Corp.	16,353	1,496
Dollar General Corp.	76,043	1,344
* AutoZone Inc.	13,282	1,324
Sherwin-Williams Co.	26,734	1,322
Darden Restaurants Inc.	31,511	1,293
Tiffany & Co.	34,083	1,279
VF Corp.	21,202	1,206
KB Home	18,322	1,191
Leggett & Platt, Inc.	43,881	1,069
Liz Claiborne, Inc.	25,138	1,030
Knight Ridder	16,050	1,015
Family Dollar Stores, Inc.	37,376	994
* Interpublic Group of Cos., Inc.	103,481	989
Jones Apparel Group, Inc.	27,540	974
* AutoNation, Inc.	43,400	935
E.W. Scripps Co. Class A	20,561	919
Hasbro, Inc.	43,005	907
Circuit City Stores, Inc.	36,800	901
Brunswick Corp.	22,966	892
The Stanley Works	17,466	885
New York Times Co. Class A	33,302	843
RadioShack Corp.	32,256	620
* The Goodyear Tire & Rubber Co.	42,416	614
Meredith Corp.	10,156	567
Dow Jones & Co., Inc.	14,200	558
Snap-On Inc.	14,067	536
OfficeMax, Inc.	17,230	520
Maytag Corp.	19,561	417
Dillard's Inc.	15,006	391
* Big Lots Inc.	27,852	389
Cooper Tire & Rubber Co.	15,185	218
* Comcast Corp. Special Class A	3,155	82
* Viacom Inc. Class A	1,900	74
CBS Corp. Class A	1,900	46
News Corp., Class B	200	4

		285,401

Consumer Staples (9.3%)
The Procter & Gamble Co.	787,974	45,403
Altria Group, Inc.	500,075	35,435
Wal-Mart Stores, Inc.	598,515	28,274
PepsiCo, Inc.	396,934	22,939
The Coca-Cola Co.	482,217	20,190
Walgreen Co.	242,494	10,459
Anheuser-Busch Cos., Inc.	186,017	7,956
Colgate-Palmolive Co.	123,448	7,049
Kimberly-Clark Corp.	110,402	6,381
Costco Wholesale Corp.	113,402	6,142
CVS Corp.	195,835	5,850
Archer-Daniels-Midland Co.	156,714	5,273
Sysco Corp.	148,455	4,758
General Mills, Inc.	85,354	4,326
* The Kroger Co.	173,847	3,540
Avon Products, Inc.	107,921	3,364
H.J. Heinz Co.	80,323	3,046
Sara Lee Corp.	167,352	2,992
Wm. Wrigley Jr. Co.	42,494	2,720
Safeway, Inc.	107,775	2,707
Kellogg Co.	60,376	2,659
ConAgra Foods, Inc.	112,457	2,413
Albertson's, Inc.	88,309	2,267
The Hershey Co.	43,035	2,248
Whole Foods Market, Inc.	33,356	2,216
Reynolds American Inc.	20,500	2,163
The Clorox Co.	36,058	2,158
UST, Inc.	39,081	1,626
Brown-Forman Corp. Class B	20,004	1,540
Coca-Cola Enterprises, Inc.	72,910	1,483
Campbell Soup Co.	44,122	1,430
* Dean Foods Co.	32,400	1,258
* Constellation Brands, Inc. Class A	47,175	1,182
McCormick & Co., Inc.	31,940	1,081
Estee Lauder Cos. Class A	28,536	1,061
SuperValu Inc.	32,774	1,010
The Pepsi Bottling Group, Inc.	32,397	985
Molson Coors Brewing Co. Class B	13,807	947
Tyson Foods, Inc.	60,369	829
Alberto-Culver Co. Class B	18,179	804

		260,164

Energy (9.8%)
ExxonMobil Corp.	1,462,911	89,033
Chevron Corp.	533,268	30,914
ConocoPhillips Co.	330,212	20,853
Schlumberger Ltd.	141,591	17,921
Occidental Petroleum Corp.	103,240	9,565
Halliburton Co.	123,714	9,034
Valero Energy Corp.	149,060	8,911
Burlington Resources, Inc.	89,985	8,271
Marathon Oil Corp.	87,939	6,698
Devon Energy Corp.	105,906	6,478
* Transocean Inc.	78,039	6,267
Baker Hughes, Inc.	82,010	5,609
Anadarko Petroleum Corp.	55,193	5,575
Apache Corp.	79,170	5,186
EOG Resources, Inc.	58,161	4,188
* Weatherford International Ltd.	83,636	3,826
XTO Energy, Inc.	87,051	3,793
Williams Cos., Inc.	142,535	3,049
Chesapeake Energy Corp.	89,516	2,812
Amerada Hess Corp.	19,217	2,737
* Nabors Industries, Inc.	37,801	2,706
BJ Services Co.	77,760	2,690
* National Oilwell Varco Inc.	41,922	2,688
Noble Corp.	32,924	2,670
Kerr-McGee Corp.	27,880	2,662
Sunoco, Inc.	31,988	2,481
Kinder Morgan, Inc.	25,200	2,318
Murphy Oil Corp.	39,739	1,980
El Paso Corp.	158,520	1,910
Rowan Cos., Inc.	26,186	1,151

		273,976

Financials (21.1%)
Citigroup, Inc.	1,195,784	56,477
Bank of America Corp.	1,112,861	50,680
American International Group, Inc.	621,904	41,102
JPMorgan Chase & Co.	835,112	34,774
Wells Fargo & Co.	401,543	25,647
Wachovia Corp.	388,812	21,793
Merrill Lynch & Co., Inc.	219,979	17,326
The Goldman Sachs Group, Inc.	104,436	16,392
Morgan Stanley	257,314	16,164
American Express Co.	296,572	15,585
U.S. Bancorp	431,376	13,157
Fannie Mae	224,725	11,551
Washington Mutual, Inc.	237,638	10,128
Freddie Mac	165,582	10,101
Lehman Brothers Holdings, Inc.	64,798	9,365
Prudential Financial, Inc.	118,568	8,989
MetLife, Inc.	181,596	8,784
The Allstate Corp.	154,482	8,050
The St. Paul Travelers, Cos. Inc.	166,746	6,968
The Bank of New York Co., Inc.	184,860	6,662
SunTrust Banks, Inc.	88,859	6,465
The Hartford Financial Services Group Inc.	72,469	5,837
Capital One Financial Corp.	72,209	5,814
AFLAC Inc.	119,449	5,391
Countrywide Financial Corp.	144,559	5,305
Fifth Third Bancorp	133,139	5,240
SLM Corp.	100,004	5,194
BB&T Corp.	128,257	5,028
Progressive Corp. of Ohio	47,179	4,919
State Street Corp.	79,860	4,826
PNC Financial Services Group	70,043	4,715
National City Corp.	131,225	4,580
The Chubb Corp.	47,947	4,576
Charles Schwab Corp.	247,214	4,255
Golden West Financial Corp.	61,408	4,170
Moody's Corp.	58,260	4,163
ACE Ltd.	77,255	4,018
Bear Stearns Co., Inc.	28,601	3,967
Lincoln National Corp.	70,568	3,853
Regions Financial Corp.	109,379	3,847
Simon Property Group, Inc. REIT	43,776	3,683
KeyCorp	97,222	3,578
Marsh & McLennan Cos., Inc.	120,330	3,533
Mellon Financial Corp.	99,212	3,532
Franklin Resources Corp.	36,565	3,446
Loews Corp.	32,600	3,299
North Fork Bancorp, Inc.	114,107	3,290
Equity Office Properties Trust REIT	97,315	3,268
The Principal Financial Group, Inc.	66,917	3,266
Equity Residential REIT	69,660	3,259
Aon Corp.	77,194	3,204
ProLogis REIT	58,353	3,122
Genworth Financial Inc.	90,286	3,018
Vornado Realty Trust REIT	28,466	2,733
Ameriprise Financial, Inc.	60,060	2,706
* E*TRADE Financial Corp.	100,201	2,703
XL Capital Ltd. Class A	41,845	2,683
CIT Group Inc.	47,882	2,563
Archstone-Smith Trust REIT	51,127	2,493
T. Rowe Price Group Inc.	31,640	2,475
Northern Trust Corp.	44,448	2,334
Comerica, Inc.	39,113	2,267
AmSouth Bancorp	82,789	2,239
Marshall & Ilsley Corp.	50,355	2,194
M & T Bank Corp.	19,020	2,171
Zions Bancorp	25,136	2,080
Synovus Financial Corp.	75,088	2,034
Ambac Financial Group, Inc.	25,300	2,014
MBIA, Inc.	32,085	1,929
Sovereign Bancorp, Inc.	85,668	1,877
Boston Properties, Inc. REIT	18,964	1,768
Cincinnati Financial Corp.	41,731	1,756
Plum Creek Timber Co. Inc. REIT	44,078	1,628
Public Storage, Inc. REIT	19,809	1,609
Compass Bancshares Inc.	29,732	1,505
SAFECO Corp.	29,620	1,487
UnumProvident Corp.	71,720	1,469
Kimco Realty Corp. REIT	35,431	1,440
Huntington Bancshares Inc.	59,589	1,438
Torchmark Corp.	24,804	1,416
MGIC Investment Corp.	21,042	1,402
First Horizon National Corp.	30,280	1,261
Janus Capital Group Inc.	48,925	1,134
Apartment Investment & Management Co. Class A REIT	23,000	1,079
Federated Investors, Inc.	20,200	789

		590,032

Health Care (12.9%)
Johnson & Johnson	713,097	42,230
Pfizer Inc.	1,682,822	41,936
* Amgen, Inc.	279,893	20,362
UnitedHealth Group Inc.	324,921	18,150
Merck & Co., Inc.	506,927	17,859
Abbott Laboratories	368,557	15,653
Wyeth	322,017	15,624
Eli Lilly & Co.	265,495	14,682
Medtronic, Inc.	289,226	14,678
* WellPoint Inc.	158,181	12,248
Bristol-Myers Squibb Co.	446,364	10,985
Cardinal Health, Inc.	101,073	7,532
* Gilead Sciences, Inc.	110,830	6,896
Aetna Inc.	135,798	6,673
Schering-Plough Corp.	336,779	6,395
Guidant Corp.	81,237	6,341
Baxter International, Inc.	155,308	6,028
* Caremark Rx, Inc.	107,571	5,290
HCA Inc.	97,887	4,482
* Genzyme Corp.	62,320	4,189
* Medco Health Solutions, Inc.	73,001	4,177
* Zimmer Holdings, Inc.	59,428	4,017
Allergan, Inc.	36,349	3,944
McKesson Corp.	73,405	3,827
CIGNA Corp.	29,070	3,797
* Biogen Idec Inc.	78,343	3,690
Becton, Dickinson & Co.	59,352	3,655
* St. Jude Medical, Inc.	87,905	3,604
* Forest Laboratories, Inc.	78,017	3,482
* Boston Scientific Corp.	141,764	3,268
Stryker Corp.	70,100	3,108
* Express Scripts Inc.	35,144	3,089
AmerisourceBergen Corp.	50,144	2,420
* MedImmune Inc.	61,296	2,242
Biomet, Inc.	59,266	2,105
* Coventry Health Care Inc.	38,480	2,077
* Humana Inc.	39,259	2,067
* Fisher Scientific International Inc.	29,597	2,014
Quest Diagnostics, Inc.	39,054	2,003
* Laboratory Corp. of America Holdings	30,100	1,760
C.R. Bard, Inc.	25,014	1,696
* Barr Pharmaceuticals Inc.	25,422	1,601
* Hospira, Inc.	38,694	1,527
* Thermo Electron Corp.	38,869	1,442
Health Management Associates Class A	57,957	1,250
IMS Health, Inc.	48,004	1,237
Mylan Laboratories, Inc.	52,455	1,227
* Chiron Corp.	26,250	1,203
Applera Corp.-Applied Biosystems Group	43,847	1,190
* Patterson Cos	33,340	1,174
* Waters Corp.	24,958	1,077
* King Pharmaceuticals, Inc.	58,032	1,001
* Millipore Corp.	12,574	919
Manor Care, Inc.	19,094	847
* Tenet Healthcare Corp.	113,117	835
Bausch & Lomb, Inc.	12,962	826
PerkinElmer, Inc.	31,537	740
* Watson Pharmaceuticals, Inc.	24,577	706

		359,077

Industrials (11.6%)
General Electric Co.	2,497,191	86,852
United Parcel Service, Inc.	261,557	20,762
The Boeing Co.	191,723	14,941
United Technologies Corp.	243,325	14,106
3M Co.	180,798	13,685
Tyco International Ltd.	473,865	12,737
Caterpillar, Inc.	160,683	11,539
Honeywell International Inc.	198,914	8,508
Emerson Electric Co.	98,630	8,248
FedEx Corp.	72,897	8,233
Burlington Northern Santa Fe Corp.	89,386	7,449
Lockheed Martin Corp.	85,914	6,455
General Dynamics Corp.	95,892	6,135
Union Pacific Corp.	63,560	5,933
Northrop Grumman Corp.	83,972	5,734
Norfolk Southern Corp.	98,824	5,343
Raytheon Co.	106,955	4,903
Illinois Tool Works, Inc.	49,216	4,740
Waste Management, Inc.	132,330	4,671
Deere & Co.	56,750	4,486
Cendant Corp.	241,481	4,190
Danaher Corp.	56,900	3,616
Ingersoll-Rand Co.	78,441	3,278
Masco Corp.	99,971	3,248
CSX Corp.	52,573	3,144
Rockwell Automation, Inc.	42,533	3,059
Southwest Airlines Co.	169,667	3,052
Textron, Inc.	31,804	2,970
PACCAR, Inc.	40,589	2,861
Eaton Corp.	35,701	2,605
L-3 Communications Holdings, Inc.	29,077	2,495
ITT Industries, Inc.	44,202	2,485
Dover Corp.	48,806	2,370
Pitney Bowes, Inc.	54,359	2,334
Rockwell Collins, Inc.	41,388	2,332
Parker Hannifin Corp.	28,647	2,309
Cooper Industries, Inc. Class A	21,983	1,910
American Standard Cos., Inc.	42,879	1,838
Fluor Corp.	20,854	1,789
R.R. Donnelley & Sons Co.	51,908	1,698
Robert Half International, Inc.	41,101	1,587
Avery Dennison Corp.	26,544	1,552
* Monster Worldwide Inc.	30,382	1,515
Cintas Corp.	33,102	1,411
W.W. Grainger, Inc.	18,383	1,385
Goodrich Corp.	29,748	1,297
Cummins Inc.	11,121	1,169
Equifax, Inc.	31,087	1,158
American Power Conversion Corp.	41,530	960
Pall Corp.	29,995	936
Ryder System, Inc.	14,704	658
* Allied Waste Industries, Inc.	50,150	614
* Navistar International Corp.	15,056	415

		323,700

Information Technology (15.8%)
Microsoft Corp.	2,114,066	57,524
International Business Machines Corp.	375,484	30,966
* Cisco Systems, Inc.	1,334,992	28,929
Intel Corp.	1,339,055	25,911
Hewlett-Packard Co.	677,614	22,294
QUALCOMM Inc.	396,912	20,088
* Google Inc.	43,693	17,040
* Dell Inc.	514,098	15,300
Motorola, Inc.	598,909	13,721
* Apple Computer, Inc.	204,089	12,800
Texas Instruments, Inc.	383,352	12,447
* Oracle Corp.	902,885	12,360
* eBay Inc.	276,400	10,796
* Corning, Inc.	370,483	9,970
* Yahoo! Inc.	289,400	9,336
First Data Corp.	183,822	8,607
* EMC Corp.	569,401	7,761
Applied Materials, Inc.	380,055	6,655
Automatic Data Processing, Inc.	138,881	6,344
* Adobe Systems, Inc.	143,790	5,021
* Broadcom Corp.	105,545	4,555
* Sun Microsystems, Inc.	829,231	4,254
* Electronic Arts Inc.	72,855	3,987
* Agilent Technologies, Inc.	102,747	3,858
* Symantec Corp.	227,755	3,833
* Advanced Micro Devices, Inc.	115,245	3,822
* Xerox Corp.	223,086	3,391
Analog Devices, Inc.	87,817	3,363
Paychex, Inc.	80,075	3,336
Electronic Data Systems Corp.	123,248	3,307
* Lucent Technologies, Inc.	1,070,807	3,266
* Network Appliance, Inc.	89,718	3,233
CA, Inc.	109,535	2,980
Maxim Integrated Products, Inc.	76,981	2,860
Linear Technology Corp.	73,297	2,571
* Computer Sciences Corp.	44,714	2,484
* NVIDIA Corp.	40,977	2,346
KLA-Tencor Corp.	47,859	2,314
* Intuit, Inc.	42,372	2,254
National Semiconductor Corp.	80,780	2,249
* Freescale Semiconductor, Inc. Class B	80,600	2,238
* Micron Technology, Inc.	148,436	2,185
* Autodesk, Inc.	55,433	2,135
Xilinx, Inc.	82,586	2,103
* Fiserv, Inc.	44,265	1,883
* NCR Corp.	43,779	1,830
* Jabil Circuit, Inc.	41,930	1,797
* Altera Corp.	86,391	1,783
* Affiliated Computer Services, Inc. Class A	29,572	1,764
* Tellabs, Inc.	107,615	1,711
* JDS Uniphase Corp.	401,630	1,675
* Citrix Systems, Inc.	42,800	1,622
* VeriSign, Inc.	58,931	1,414
* Lexmark International, Inc.	26,108	1,185
* Comverse Technology, Inc.	48,456	1,140
* Avaya Inc.	99,869	1,129
* BMC Software, Inc.	50,985	1,104
Molex, Inc.	33,122	1,100
* LSI Logic Corp.	94,054	1,087
* Solectron Corp.	210,247	841
* Novellus Systems, Inc.	32,248	774
* QLogic Corp.	38,880	752
Sabre Holdings Corp.	31,595	743
* Ciena Corp.	139,358	726
* ADC Telecommunications, Inc.	28,257	723
* Compuware Corp.	91,676	718
* Novell, Inc.	92,381	709
* Teradyne, Inc.	45,200	701
Tektronix, Inc.	19,556	698
Symbol Technologies, Inc.	60,624	641
* Convergys Corp.	34,000	619
* PMC Sierra Inc.	44,581	548
* Unisys Corp.	77,947	537
* Freescale Semiconductor, Inc. Class A	17,800	495
* Sanmina-SCI Corp.	116,420	477
* Andrew Corp.	38,740	476
* Parametric Technology Corp.	26,700	436
* Applied Micro Circuits Corp.	71,300	290
* Gateway, Inc.	66,300	145

		441,067

Materials (3.0%)
Dow Chemical Co.	231,809	9,411
E.I. du Pont de Nemours & Co.	212,831	8,984
Alcoa Inc.	208,896	6,384
Newmont Mining Corp. (Holding Co.)	107,048	5,555
Monsanto Co.	64,606	5,475
Praxair, Inc.	77,384	4,268
Weyerhaeuser Co.	58,302	4,223
Phelps Dodge Corp.	48,856	3,934
Nucor Corp.	37,170	3,895
International Paper Co.	106,263	3,674
Air Products & Chemicals, Inc.	53,362	3,585
Freeport-McMoRan Copper & Gold, Inc. Class B	44,176	2,640
PPG Industries, Inc.	39,604	2,509
Vulcan Materials Co.	24,160	2,093
Rohm & Haas Co.	34,557	1,689
Ecolab, Inc.	43,660	1,668
United States Steel Corp.	26,160	1,587
Allegheny Technologies Inc.	20,800	1,273
Ashland, Inc.	17,127	1,217
Temple-Inland Inc.	26,776	1,193
MeadWestvaco Corp.	43,599	1,191
Engelhard Corp.	29,690	1,176
Sealed Air Corp.	19,596	1,134
Ball Corp.	25,087	1,100
Sigma-Aldrich Corp.	16,160	1,063
Eastman Chemical Co.	19,562	1,001
* Pactiv Corp.	34,577	849
Bemis Co., Inc.	25,450	804
Louisiana-Pacific Corp.	25,600	696
International Flavors & Fragrances, Inc.	19,122	656
* Hercules, Inc.	27,717	382

		85,309

Telecommunication Services (3.3%)
AT&T Inc.	909,500	24,593
Verizon Communications Inc.	669,941	22,818
Sprint Nextel Corp.	710,908	18,370
BellSouth Corp.	419,800	14,546
Alltel Corp.	92,983	6,021
* Qwest Communications International Inc.	371,699	2,528
CenturyTel, Inc.	31,553	1,234
Citizens Communications Co.	78,659	1,044

		91,154

Utilities (3.2%)
Exelon Corp.	159,907	8,459
Duke Energy Corp.	222,443	6,484
Southern Co.	177,708	5,823
Dominion Resources, Inc.	83,258	5,747
TXU Corp.	110,860	4,962
FPL Group, Inc.	96,695	3,881
FirstEnergy Corp.	79,120	3,869
Public Service Enterprise Group, Inc.	60,095	3,848
Entergy Corp.	49,800	3,433
PG&E Corp.	82,798	3,221
Edison International	78,079	3,215
American Electric Power Co., Inc.	94,398	3,211
Sempra Energy	62,002	2,881
* AES Corp.	157,235	2,682
PPL Corp.	91,119	2,679
Progress Energy, Inc.	60,490	2,660
Consolidated Edison Inc.	58,858	2,560
Ameren Corp.	49,061	2,444
Constellation Energy Group, Inc.	42,876	2,346
Cinergy Corp.	47,758	2,169
Xcel Energy, Inc.	96,674	1,755
KeySpan Corp.	41,997	1,716
DTE Energy Co.	42,779	1,715
NiSource, Inc.	65,643	1,327
* Allegheny Energy, Inc.	39,100	1,324
Pinnacle West Capital Corp.	23,940	936
CenterPoint Energy Inc.	74,607	890
TECO Energy, Inc.	50,210	809
* CMS Energy Corp.	50,381	652
NICOR Inc.	10,780	426
* Dynegy, Inc.	73,781	354
Peoples Energy Corp.	9,219	329

		88,807

Total Common Stocks
(Cost $1,887,764)		2,798,687

Temporary Cash Investment (0.1%)

[1] Vanguard Market Liquidity Fund, 4.715%
(Cost $2,164)	2,164,469	2,164

Total Investments (100.3%)
(Cost $1,889,928)		2,800,851

Other Assets and Liabilities—Net (-0.3%)		(8,133)

Net Assets (100%)		2,792,718

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At March 31, 2006, the cost of investment securities for tax purposes was $1,889,928,000. Net unrealized appreciation of investment securities for tax purposes was $910,923,000, consisting of unrealized gains of $978,985,000 on securities that had risen in value since their purchase and $68,062,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Capital Appreciation Fund
Schedule of Investments
March 31, 2006

	Shares	Market Value ($000)

Common Stocks (100.2%)

Consumer Discretionary (12.3%)
Home Depot, Inc.	480,000	20,304
Time Warner, Inc.	1,151,647	19,336
The Walt Disney Co.	600,409	16,745
Lowe's Cos., Inc.	232,400	14,976
McDonald's Corp.	379,700	13,046
Target Corp.	243,300	12,654
News Corp., Class A	755,000	12,541
* Starbucks Corp.	274,704	10,340
* Comcast Corp. Class A	357,329	9,348
* Viacom Inc. Class B	214,484	8,322
Best Buy Co., Inc.	142,650	7,978
The McGraw-Hill Cos., Inc.	122,900	7,081
* Liberty Media Corp.	840,758	6,903
Johnson Controls, Inc.	80,700	6,128
Harley-Davidson, Inc.	117,000	6,070
Starwood Hotels & Resorts Worldwide, Inc.	88,624	6,003
* Office Depot, Inc.	153,800	5,727
Harrah's Entertainment, Inc.	73,410	5,723
Yum! Brands, Inc.	114,780	5,608
* Kohl's Corp.	103,500	5,487
Marriott International, Inc. Class A	79,200	5,433
* Coach, Inc.	156,900	5,426
NIKE, Inc. Class B	63,600	5,412
CBS Corp.	214,484	5,143
Federated Department Stores, Inc.	70,100	5,117
Hilton Hotels Corp.	182,050	4,635
The Gap, Inc.	246,487	4,604
International Game Technology	129,600	4,564
* Bed Bath & Beyond, Inc.	118,717	4,559
* DIRECTV Group, Inc.	257,302	4,220
D. R. Horton, Inc.	126,366	4,198
Clear Channel Communications, Inc.	140,636	4,080
* Chico's FAS, Inc.	100,200	4,072
Darden Restaurants Inc.	97,150	3,986
Centex Corp.	63,000	3,905
Pulte Homes, Inc.	100,800	3,873
Black & Decker Corp.	42,400	3,684
Circuit City Stores, Inc.	142,500	3,488
* O'Reilly Automotive, Inc.	93,848	3,431
* MGM Mirage, Inc.	77,864	3,355
* AutoZone Inc.	33,300	3,320
Lennar Corp. Class A	54,600	3,297
* NTL Inc.	113,240	3,296
Polo Ralph Lauren Corp.	53,300	3,231
* CarMax, Inc.	95,079	3,107
* Univision Communications Inc.	90,095	3,106
* Pixar, Inc.	48,186	3,091
Michaels Stores, Inc.	81,800	3,074
Mattel, Inc.	168,032	3,046
* Amazon.com, Inc.	82,900	3,027
* Sirius Satellite Radio, Inc.	591,100	3,003
Harman International Industries, Inc.	26,800	2,978
Liz Claiborne, Inc.	72,400	2,967
* AutoNation, Inc.	137,300	2,959
* Lamar Advertising Co. Class A	56,186	2,956
Abercrombie & Fitch Co.	50,500	2,944
* Williams-Sonoma, Inc.	69,100	2,930
Brinker International, Inc.	68,500	2,894
BorgWarner, Inc.	47,500	2,852
* Mohawk Industries, Inc.	34,700	2,801
* NVR, Inc.	3,780	2,793
* Apollo Group, Inc. Class A	52,984	2,782
E.W. Scripps Co. Class A	62,170	2,780
Jones Apparel Group, Inc.	77,600	2,745
PETsMART, Inc.	97,300	2,738
GTECH Holdings Corp.	78,200	2,663
Barnes & Noble, Inc.	57,300	2,650
Ryland Group, Inc.	37,500	2,602
* Cablevision Systems NY Group Class A	95,544	2,551
* The Cheesecake Factory Inc.	66,900	2,505
Foot Locker, Inc.	103,900	2,481
Harte-Hanks, Inc.	88,400	2,418
John Wiley & Sons Class A	63,800	2,415
Borders Group, Inc.	95,600	2,413
Staples, Inc.	94,495	2,411
Outback Steakhouse, Inc.	53,950	2,374
* Education Management Corp.	56,800	2,363
Dollar General Corp.	131,987	2,332
Weight Watchers International, Inc.	45,200	2,323
* Timberland Co.	66,800	2,287
* Career Education Corp.	60,400	2,279
* Saks Inc.	116,900	2,256
* Toll Brothers, Inc.	64,600	2,237
Brunswick Corp.	56,400	2,192
Hasbro, Inc.	102,100	2,154
* XM Satellite Radio Holdings, Inc.	94,800	2,111
Gentex Corp.	116,252	2,030
* Dollar Tree Stores, Inc.	67,734	1,874
International Speedway Corp.	36,764	1,871
* Columbia Sportswear Co.	33,700	1,797
Washington Post Co. Class B	2,260	1,755
* Liberty Global, Inc. Class A	82,297	1,685
* Hovnanian Enterprises Inc. Class A	37,900	1,665
Hearst-Argyle Television Inc.	70,100	1,638
Omnicom Group Inc.	19,600	1,632
* Liberty Global, Inc. Series C	82,297	1,625
RadioShack Corp.	79,700	1,533
* R.H. Donnelley Corp.	24,975	1,454
* IAC/InterActiveCorp	49,030	1,445
American Eagle Outfitters, Inc.	44,661	1,334
* Discovery Holding Co. Class A	86,075	1,291
Belo Corp. Class A	55,700	1,107
Nordstrom, Inc.	27,000	1,058
* Expedia, Inc.	49,030	994
* TRW Automotive Holdings Corp.	40,300	939
Limited Brands, Inc.	36,609	895
ServiceMaster Co.	66,000	866
* Sears Holdings Corp.	6,400	846
Lennar Corp. Class B	8,300	463
* Live Nation	17,579	349
* Viacom Inc. Class A	6,844	265
* Comcast Corp. Special Class A	9,765	255
CBS Corp. Class A	6,844	165
* Wynn Resorts Ltd.	2,000	154
* Rent-A-Center, Inc.	89	2
Applebee's International, Inc.	45	1

		445,227

Consumer Staples (8.4%)
The Procter & Gamble Co.	955,777	55,072
Altria Group, Inc.	494,900	35,069
Wal-Mart Stores, Inc.	696,528	32,904
PepsiCo, Inc.	498,400	28,803
The Coca-Cola Co.	443,400	18,565
Walgreen Co.	307,300	13,254
CVS Corp.	286,444	8,556
Archer-Daniels-Midland Co.	252,873	8,509
Costco Wholesale Corp.	156,100	8,454
* The Kroger Co.	277,400	5,648
Sysco Corp.	163,300	5,234
Wm. Wrigley Jr. Co.	81,300	5,203
Kimberly-Clark Corp.	87,496	5,057
Colgate-Palmolive Co.	78,900	4,505
The Hershey Co.	84,900	4,434
Whole Foods Market, Inc.	65,740	4,368
Safeway, Inc.	170,462	4,282
Anheuser-Busch Cos., Inc.	93,200	3,986
Coca-Cola Enterprises, Inc.	180,300	3,667
Brown-Forman Corp. Class B	41,800	3,217
* Dean Foods Co.	82,100	3,188
The Pepsi Bottling Group, Inc.	102,800	3,124
* Constellation Brands, Inc. Class A	123,400	3,091
Estee Lauder Cos. Class A	80,600	2,998
Molson Coors Brewing Co. Class B	43,100	2,958
Alberto-Culver Co. Class B	61,650	2,727
Hormel Foods Corp.	79,000	2,670
Church & Dwight, Inc.	72,000	2,658
Tyson Foods, Inc.	191,845	2,636
* Smithfield Foods, Inc.	89,300	2,620
* Energizer Holdings, Inc.	49,128	2,604
PepsiAmericas, Inc.	99,900	2,443
The Clorox Co.	38,120	2,281
Del Monte Foods Co.	186,700	2,214
Pilgrim's Pride Corp.	94,600	2,050
* Rite Aid Corp.	417,400	1,670
General Mills, Inc.	22,200	1,125
McCormick & Co., Inc.	24,200	819
Sara Lee Corp.	44,600	797
* TreeHouse Foods Inc.	16,420	436
ConAgra Foods, Inc.	11,200	240
Reynolds American Inc.	53	6
Kellogg Co.	100	4

		304,146

Energy (8.8%)
ExxonMobil Corp.	1,671,634	101,736
Chevron Corp.	531,738	30,825
ConocoPhillips Co.	298,548	18,853
Burlington Resources, Inc.	130,000	11,948
Valero Energy Corp.	196,480	11,746
Devon Energy Corp.	155,722	9,525
Anadarko Petroleum Corp.	85,708	8,657
Baker Hughes, Inc.	122,380	8,371
Apache Corp.	115,462	7,564
EOG Resources, Inc.	93,200	6,710
XTO Energy, Inc.	146,033	6,363
Peabody Energy Corp.	114,400	5,767
Occidental Petroleum Corp.	57,900	5,364
Williams Cos., Inc.	247,700	5,298
Amerada Hess Corp.	36,600	5,212
BJ Services Co.	147,100	5,090
Kerr-McGee Corp.	53,037	5,064
* National Oilwell Varco Inc.	77,023	4,939
ENSCO International, Inc.	86,500	4,450
Kinder Morgan, Inc.	47,200	4,342
Smith International, Inc.	106,800	4,161
Halliburton Co.	56,300	4,111
Noble Energy, Inc.	87,600	3,847
Rowan Cos., Inc.	80,600	3,543
Patterson-UTI Energy, Inc.	108,000	3,452
* Cooper Cameron Corp.	78,100	3,443
Pioneer Natural Resources Co.	77,500	3,429
* Grant Prideco, Inc.	78,800	3,376
* Pride International, Inc.	106,400	3,318
* Newfield Exploration Co.	78,200	3,277
* FMC Technologies Inc.	63,625	3,259
Pogo Producing Co.	53,800	2,703
Arch Coal, Inc.	32,600	2,476
Marathon Oil Corp.	28,500	2,171
Massey Energy Co.	23,700	855
Chesapeake Energy Corp.	25,200	791
Diamond Offshore Drilling, Inc.	5,800	519
Western Gas Resources, Inc.	5,500	265
Range Resources Corp.	7,100	194

		317,014

Financials (20.2%)
Citigroup, Inc.	1,324,244	62,544
Bank of America Corp.	1,169,131	53,242
American International Group, Inc.	641,031	42,366
JPMorgan Chase & Co.	844,289	35,156
Wells Fargo & Co.	378,290	24,161
Wachovia Corp.	392,466	21,998
Merrill Lynch & Co., Inc.	276,800	21,801
The Goldman Sachs Group, Inc.	120,800	18,961
American Express Co.	342,800	18,014
Fannie Mae	307,600	15,811
Morgan Stanley	235,000	14,763
Freddie Mac	215,700	13,158
Lehman Brothers Holdings, Inc.	90,069	13,018
Prudential Financial, Inc.	165,200	12,524
U.S. Bancorp	392,700	11,977
Washington Mutual, Inc.	230,482	9,823
Capital One Financial Corp.	106,800	8,600
Countrywide Financial Corp.	215,998	7,927
AFLAC Inc.	173,700	7,839
Progressive Corp. of Ohio	73,300	7,642
Moody's Corp.	103,600	7,403
SLM Corp.	140,700	7,308
Charles Schwab Corp.	418,700	7,206
MetLife, Inc.	148,200	7,168
State Street Corp.	118,100	7,137
Golden West Financial Corp.	100,400	6,817
Bear Stearns Co., Inc.	47,000	6,519
Franklin Resources Corp.	67,100	6,324
The Chicago Mercantile Exchange	14,110	6,314
Loews Corp.	62,300	6,305
Legg Mason Inc.	49,900	6,254
The St. Paul Travelers, Cos. Inc.	140,077	5,854
The Principal Financial Group, Inc.	113,500	5,539
The Allstate Corp.	102,300	5,331
Marshall & Ilsley Corp.	109,900	4,789
Kimco Realty Corp. REIT	112,300	4,564
M & T Bank Corp.	39,700	4,531
Zions Bancorp	54,500	4,509
W.R. Berkley Corp.	74,900	4,349
Ambac Financial Group, Inc.	53,850	4,286
Host Marriott Corp. REIT	199,943	4,279
Hudson City Bancorp, Inc.	317,502	4,220
Sovereign Bancorp, Inc.	185,400	4,062
Genworth Financial Inc.	119,800	4,005
Public Storage, Inc. REIT	48,900	3,972
The Hartford Financial Services Group Inc.	49,200	3,963
Assurant, Inc.	80,200	3,950
Avalonbay Communities, Inc. REIT	35,900	3,917
Janus Capital Group Inc.	168,100	3,895
Leucadia National Corp.	63,350	3,779
Commerce Bancorp, Inc.	103,000	3,775
Ameriprise Financial, Inc.	83,660	3,770
Plum Creek Timber Co. Inc. REIT	100,900	3,726
ProLogis REIT	67,668	3,620
* AmeriCredit Corp.	117,600	3,614
MGIC Investment Corp.	54,200	3,611
Torchmark Corp.	60,600	3,460
Radian Group, Inc.	57,320	3,454
Brown & Brown, Inc.	103,600	3,440
MBIA, Inc.	57,000	3,427
The St. Joe Co.	53,800	3,381
The PMI Group Inc.	73,300	3,366
AMB Property Corp. REIT	60,900	3,305
HCC Insurance Holdings, Inc.	92,400	3,216
Forest City Enterprise Class A	67,800	3,197
StanCorp Financial Group, Inc.	59,000	3,192
Investors Financial Services Corp.	67,200	3,150
Eaton Vance Corp.	114,600	3,138
Apartment Investment & Management Co. Class A REIT	66,400	3,114
Colonial BancGroup, Inc.	123,300	3,083
BlackRock, Inc.	22,000	3,080
UnionBanCal Corp.	43,800	3,073
Camden Property Trust REIT	42,400	3,055
City National Corp.	38,600	2,964
Federated Investors, Inc.	73,950	2,888
AmerUs Group Co.	47,700	2,873
Commerce Bancshares, Inc.	54,705	2,827
Webster Financial Corp.	58,300	2,825
Cullen/Frost Bankers, Inc.	50,900	2,736
* Markel Corp.	8,100	2,735
* Conseco, Inc.	110,000	2,730
East West Bancorp, Inc.	69,410	2,676
The Bank of New York Co., Inc.	74,200	2,674
SEI Investments Co.	64,135	2,599
The South Financial Group, Inc.	95,367	2,494
Reinsurance Group of America, Inc.	52,700	2,492
* Alleghany Corp.	8,192	2,372
Downey Financial Corp.	34,600	2,329
Wesco Financial Corp.	5,830	2,326
IndyMac Bancorp, Inc.	56,000	2,292
CapitalSource Inc. REIT	90,638	2,255
International Bancshares Corp.	77,960	2,240
BOK Financial Corp.	46,671	2,219
Transatlantic Holdings, Inc.	37,812	2,210
SunTrust Banks, Inc.	29,400	2,139
TD Ameritrade Holding Corp.	100,000	2,087
* CNA Financial Corp.	63,000	2,006
BB&T Corp.	46,300	1,815
National City Corp.	48,800	1,703
New York Community Bancorp, Inc.	86,400	1,514
Hanover Insurance Group Inc.	25,300	1,326
SL Green Realty Corp. REIT	12,600	1,279
BRE Properties Inc. Class A REIT	21,500	1,204
Mercantile Bankshares Corp.	26,987	1,038
Synovus Financial Corp.	27,000	731
Raymond James Financial, Inc.	13,650	403
American Financial Group, Inc.	7,000	291
UnumProvident Corp.	13,100	268
PNC Financial Services Group	3,800	256
Independence Community Bank Corp.	5,900	246
People's Bank	5,603	183
First Horizon National Corp.	300	12

		729,378

Health Care (13.8%)
Johnson & Johnson	860,398	50,953
Pfizer Inc.	1,845,260	45,984
* Amgen, Inc.	350,075	25,468
UnitedHealth Group Inc.	367,662	20,538
Wyeth	413,000	20,039
Medtronic, Inc.	330,400	16,768
Merck & Co., Inc.	449,700	15,843
* WellPoint Inc.	200,516	15,526
Abbott Laboratories	320,000	13,590
* Genentech, Inc.	135,700	11,468
Cardinal Health, Inc.	145,512	10,844
* Gilead Sciences, Inc.	157,200	9,781
Schering-Plough Corp.	512,600	9,734
Aetna Inc.	197,988	9,729
Eli Lilly & Co.	175,800	9,722
* Caremark Rx, Inc.	161,623	7,949
Bristol-Myers Squibb Co.	322,200	7,929
HCA Inc.	151,621	6,943
* Celgene Corp.	154,200	6,819
CIGNA Corp.	52,200	6,818
* Medco Health Solutions, Inc.	114,321	6,541
Allergan, Inc.	57,800	6,271
* St. Jude Medical, Inc.	139,832	5,733
* Zimmer Holdings, Inc.	81,170	5,487
AmerisourceBergen Corp.	109,200	5,271
* Genzyme Corp.	78,200	5,257
* Express Scripts Inc.	57,931	5,092
* Forest Laboratories, Inc.	113,800	5,079
Becton, Dickinson & Co.	80,600	4,963
Stryker Corp.	109,200	4,842
* Boston Scientific Corp.	207,500	4,783
* Biogen Idec Inc.	99,340	4,679
* Humana Inc.	84,300	4,438
* Coventry Health Care Inc.	81,025	4,374
* Laboratory Corp. of America Holdings	71,600	4,187
Quest Diagnostics, Inc.	80,200	4,114
* Varian Medical Systems, Inc.	72,900	4,094
Mylan Laboratories, Inc.	164,837	3,857
McKesson Corp.	73,424	3,828
* Health Net Inc.	74,200	3,771
Biomet, Inc.	103,175	3,665
* Barr Pharmaceuticals Inc.	58,025	3,654
Applera Corp.-Applied Biosystems Group	133,800	3,631
* Hospira, Inc.	91,940	3,628
IMS Health, Inc.	135,552	3,493
* Thermo Electron Corp.	93,034	3,451
* Millipore Corp.	46,200	3,375
* Henry Schein, Inc.	70,200	3,360
DENTSPLY International Inc.	54,600	3,175
* Waters Corp.	72,900	3,146
* MedImmune Inc.	84,000	3,073
* Fisher Scientific International Inc.	44,352	3,018
Health Management Associates Class A	135,368	2,920
* Sepracor Inc.	58,700	2,865
* Endo Pharmaceuticals Holdings, Inc.	86,000	2,822
Beckman Coulter, Inc.	47,600	2,598
* Lincare Holdings, Inc.	66,500	2,591
* Patterson Cos	73,530	2,588
* Chiron Corp.	51,740	2,370
Universal Health Services Class B	45,300	2,301
* Watson Pharmaceuticals, Inc.	78,500	2,256
Omnicare, Inc.	40,900	2,249
Valeant Pharmaceuticals International	141,500	2,243
C.R. Bard, Inc.	29,300	1,987
Guidant Corp.	21,100	1,647
Cooper Cos., Inc.	28,600	1,545
Baxter International, Inc.	39,800	1,545
* Kinetic Concepts, Inc.	31,000	1,276
* American Pharmaceuticals Partners, Inc.	44,198	1,259
Bausch & Lomb, Inc.	9,600	612
* DaVita, Inc.	4,000	241

		497,690

Industrials (11.2%)
General Electric Co.	2,783,834	96,822
The Boeing Co.	223,570	17,423
United Technologies Corp.	296,600	17,194
United Parcel Service, Inc.	147,300	11,693
3M Co.	154,200	11,671
FedEx Corp.	96,200	10,865
Caterpillar, Inc.	145,800	10,470
General Dynamics Corp.	141,600	9,060
Lockheed Martin Corp.	116,800	8,775
Illinois Tool Works, Inc.	87,600	8,437
Norfolk Southern Corp.	155,200	8,392
Waste Management, Inc.	204,297	7,212
Danaher Corp.	99,900	6,349
CSX Corp.	101,600	6,076
Southwest Airlines Co.	331,387	5,962
Emerson Electric Co.	71,200	5,954
Cendant Corp.	331,925	5,759
Expeditors International of Washington, Inc.	58,800	5,080
C.H. Robinson Worldwide Inc.	102,400	5,027
L-3 Communications Holdings, Inc.	58,200	4,993
ITT Industries, Inc.	88,200	4,959
Rockwell Collins, Inc.	87,700	4,942
Northrop Grumman Corp.	72,268	4,935
Parker Hannifin Corp.	58,500	4,716
Precision Castparts Corp.	77,800	4,621
Honeywell International Inc.	106,800	4,568
Joy Global Inc.	74,300	4,441
PACCAR, Inc.	61,738	4,351
Fluor Corp.	48,700	4,178
American Standard Cos., Inc.	95,700	4,102
Fastenal Co.	83,600	3,958
Robert Half International, Inc.	102,500	3,958
Republic Services, Inc. Class A	90,400	3,843
* Jacobs Engineering Group Inc.	42,500	3,686
Oshkosh Truck Corp.	58,900	3,666
Roper Industries Inc.	75,100	3,652
* The Dun & Bradstreet Corp.	47,400	3,635
W.W. Grainger, Inc.	45,400	3,421
Equifax, Inc.	88,300	3,288
Cummins Inc.	31,200	3,279
MSC Industrial Direct Co., Inc. Class A	59,200	3,198
Manpower Inc.	55,600	3,179
Cintas Corp.	70,766	3,016
IDEX Corp.	57,600	3,005
Burlington Northern Santa Fe Corp.	35,993	2,999
Union Pacific Corp.	31,253	2,917
Ametek, Inc.	63,200	2,841
The Toro Co.	57,400	2,741
* Stericycle, Inc.	40,000	2,705
Carlisle Co., Inc.	32,600	2,667
Teleflex Inc.	37,000	2,650
Donaldson Co., Inc.	78,300	2,646
* Alliant Techsystems, Inc.	33,700	2,601
J.B. Hunt Transport Services, Inc.	119,800	2,580
SPX Corp.	48,300	2,580
American Power Conversion Corp.	109,800	2,537
Herman Miller, Inc.	75,300	2,440
* Allied Waste Industries, Inc.	195,300	2,390
Aramark Corp. Class B	67,200	1,985
The Brink's Co.	36,800	1,868
Landstar System, Inc.	41,089	1,813
Graco, Inc.	33,700	1,531
* Navistar International Corp.	47,700	1,316
Rockwell Automation, Inc.	12,000	863
* YRC Worldwide, Inc.	17,512	667
Textron, Inc.	4,200	392

		405,540

Information Technology (16.8%)
Microsoft Corp.	2,358,900	64,186
* Cisco Systems, Inc.	1,774,600	38,456
International Business Machines Corp.	390,458	32,201
Intel Corp.	1,536,700	29,735
Hewlett-Packard Co.	632,058	20,795
* Dell Inc.	678,600	20,195
QUALCOMM Inc.	384,120	19,440
Texas Instruments, Inc.	506,200	16,436
* Google Inc.	41,420	16,154
* Apple Computer, Inc.	252,100	15,812
* Oracle Corp.	1,089,848	14,920
* Corning, Inc.	478,200	12,868
First Data Corp.	250,995	11,752
* Yahoo! Inc.	325,000	10,485
* eBay Inc.	265,420	10,367
Motorola, Inc.	445,346	10,203
* EMC Corp.	747,800	10,193
Applied Materials, Inc.	496,300	8,690
* Broadcom Corp.	158,250	6,830
* Adobe Systems, Inc.	188,800	6,593
* Symantec Corp.	390,853	6,578
* Sun Microsystems, Inc.	1,229,900	6,309
* Agilent Technologies, Inc.	166,306	6,245
* Advanced Micro Devices, Inc.	173,600	5,757
* Electronic Arts Inc.	104,800	5,735
Analog Devices, Inc.	144,366	5,528
* NVIDIA Corp.	96,400	5,520
Paychex, Inc.	127,180	5,298
* Network Appliance, Inc.	144,963	5,223
CA, Inc.	180,766	4,919
* SanDisk Corp.	83,500	4,803
* Lucent Technologies, Inc.	1,542,354	4,704
* Xerox Corp.	305,400	4,642
National Semiconductor Corp.	166,600	4,638
* NCR Corp.	108,674	4,541
Automatic Data Processing, Inc.	98,100	4,481
* Computer Sciences Corp.	78,900	4,383
Linear Technology Corp.	124,200	4,357
* Tellabs, Inc.	266,900	4,244
Maxim Integrated Products, Inc.	113,700	4,224
* Autodesk, Inc.	109,588	4,221
* Jabil Circuit, Inc.	98,100	4,205
KLA-Tencor Corp.	80,300	3,883
* Fiserv, Inc.	89,450	3,806
* Intuit, Inc.	71,300	3,792
* LAM Research Corp.	85,508	3,677
Microchip Technology, Inc.	100,800	3,659
* Affiliated Computer Services, Inc. Class A	58,400	3,484
Molex, Inc.	104,756	3,478
* Micron Technology, Inc.	234,000	3,444
* Altera Corp.	164,347	3,392
* Iron Mountain, Inc.	81,400	3,316
* Cadence Design Systems, Inc.	173,000	3,199
* DST Systems, Inc.	54,900	3,181
* Comverse Technology, Inc.	133,396	3,139
Xilinx, Inc.	120,436	3,066
* QLogic Corp.	155,200	3,003
Amphenol Corp.	57,400	2,995
* Arrow Electronics, Inc.	91,500	2,953
* ADC Telecommunications, Inc.	112,081	2,868
* Citrix Systems, Inc.	71,356	2,704
* Avnet, Inc.	105,400	2,675
* Mettler-Toledo International Inc.	44,100	2,661
* Western Digital Corp.	136,500	2,652
* Ingram Micro, Inc. Class A	125,000	2,500
Intersil Corp.	85,600	2,476
Fidelity National Information Services, Inc.	61,000	2,474
* Convergys Corp.	131,800	2,400
* Compuware Corp.	294,562	2,306
* Ceridian Corp.	89,900	2,288
* Lexmark International, Inc.	50,300	2,283
* Juniper Networks, Inc.	119,000	2,275
* Avaya Inc.	196,100	2,216
* LSI Logic Corp.	180,700	2,089
* BMC Software, Inc.	95,000	2,058
* Tech Data Corp.	55,510	2,049
Fair Isaac, Inc.	50,800	2,013
Global Payments Inc.	37,800	2,004
* Synopsys, Inc.	89,121	1,992
* Solectron Corp.	495,700	1,983
Reynolds & Reynolds Class A	65,200	1,852
* Zebra Technologies Corp. Class A	39,257	1,756
* Teradyne, Inc.	110,200	1,709
Total System Services, Inc.	73,550	1,465
* Freescale Semiconductor, Inc. Class B	43,111	1,197
Sabre Holdings Corp.	43,200	1,016
* BEA Systems, Inc.	67,300	884
* Sanmina-SCI Corp.	184,046	755
* Novellus Systems, Inc.	13,100	314
Harris Corp.	1,800	85
CDW Corp.	1,358	80
* FLIR Systems, Inc.	5	0

		604,412

Materials (3.2%)
Monsanto Co.	98,467	8,345
Newmont Mining Corp. (Holding Co.)	152,556	7,916
Alcoa Inc.	242,128	7,399
Nucor Corp.	70,400	7,377
Praxair, Inc.	123,700	6,822
Phelps Dodge Corp.	80,800	6,507
Dow Chemical Co.	159,800	6,488
E.I. du Pont de Nemours & Co.	148,700	6,277
Freeport-McMoRan Copper & Gold, Inc. Class B	72,900	4,357
Allegheny Technologies Inc.	69,500	4,252
Martin Marietta Materials, Inc.	37,500	4,014
United States Steel Corp.	64,400	3,908
Ecolab, Inc.	101,800	3,889
Ball Corp.	76,600	3,357
Cytec Industries, Inc.	54,000	3,241
Sigma-Aldrich Corp.	47,000	3,092
Sealed Air Corp.	53,036	3,069
Airgas, Inc.	76,400	2,986
* Pactiv Corp.	111,700	2,741
Florida Rock Industries, Inc.	48,700	2,738
Scotts Miracle-Gro Co.	56,400	2,581
AptarGroup Inc.	46,000	2,541
Celanese Corp. Series A	115,800	2,428
Lyondell Chemical Co.	112,500	2,239
* Owens-Illinois, Inc.	118,100	2,051
Packaging Corp. of America	91,200	2,046
Albemarle Corp.	25,200	1,143
Engelhard Corp.	21,600	856
Valspar Corp.	23,400	652
Vulcan Materials Co.	5,500	477
Louisiana-Pacific Corp.	14,600	397
Chemtura Corp.	18,600	219

		116,405

Telecommunication Services (3.0%)
AT&T Inc.	882,812	23,871
Verizon Communications Inc.	651,742	22,198
Sprint Nextel Corp.	843,167	21,787
BellSouth Corp.	342,800	11,878
* Qwest Communications International Inc.	771,679	5,247
Alltel Corp.	68,784	4,454
* American Tower Corp. Class A	121,500	3,684
CenturyTel, Inc.	92,600	3,623
* U.S. Cellular Corp.	45,100	2,677
Citizens Communications Co.	195,702	2,597
PanAmSat Holding Corp.	98,400	2,442
Telephone & Data Systems, Inc.	46,300	1,826
Telephone & Data Systems, Inc. - Special Common Shares	33,200	1,253

		107,537

Utilities (2.5%)
Exelon Corp.	139,900	7,401
TXU Corp.	159,800	7,153
PG&E Corp.	149,700	5,823
Edison International	140,500	5,786
Sempra Energy	111,800	5,194
* AES Corp.	300,800	5,132
Constellation Energy Group, Inc.	83,000	4,541
Questar Corp.	49,800	3,488
Wisconsin Energy Corp.	79,600	3,183
Aqua America, Inc.	113,733	3,164
Equitable Resources, Inc.	86,300	3,151
MDU Resources Group, Inc.	88,500	2,960
SCANA Corp.	74,200	2,912
* NRG Energy, Inc.	61,200	2,767
FirstEnergy Corp.	55,900	2,734
Energen Corp.	76,400	2,674
CenterPoint Energy Inc.	223,800	2,670
NSTAR	92,000	2,632
* Reliant Energy, Inc.	235,100	2,487
Duke Energy Corp.	84,900	2,475
Dominion Resources, Inc.	31,239	2,156
Southern Co.	64,200	2,104
Northeast Utilities	107,400	2,098
* Dynegy, Inc.	424,300	2,037
DPL Inc.	75,000	2,025
NiSource, Inc.	35,920	726
Cinergy Corp.	5,700	259

		89,732

Total Common Stocks
(Cost $2,152,228)		3,617,081

Temporary Cash Investment (0.1%)

[1] Vanguard Market Liquidity Fund, 4.715%
(Cost $4,257)	4,257,365	4,257

Total Investments (100.3%)
(Cost $2,156,485)		3,621,338

Other Assets and Liabilities—Net (-0.3%)		(9,685)

Net Assets (100%)		3,611,653

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At March 31, 2006, the cost of investment securities for tax purposes was $2,156,485,000. Net unrealized appreciation of investment securities for tax purposes was $1,464,853,000, consisting of unrealized gains of $1,506,099,000 on securities that had risen in value since their purchase and $41,246,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (48.6%)

Consumer Discretionary (6.1%)
Home Depot, Inc.	46,700	1,975
Time Warner, Inc.	115,340	1,937
The Walt Disney Co.	53,400	1,489
Lowe's Cos., Inc.	20,400	1,315
Target Corp.	23,100	1,201
McDonald's Corp.	34,500	1,185
* Starbucks Corp.	23,600	888
News Corp., Class A	52,100	865
* Comcast Corp. Class A	31,166	815
* Viacom Inc. Class B	20,358	790
* Liberty Media Corp.	76,828	631
Staples, Inc.	24,355	622
Best Buy Co., Inc.	10,875	608
Starwood Hotels & Resorts Worldwide, Inc.	7,801	528
* Office Depot, Inc.	13,400	499
Harrah's Entertainment, Inc.	6,382	498
NIKE, Inc. Class B	5,700	485
* Coach, Inc.	14,000	484
Yum! Brands, Inc.	9,900	484
Harley-Davidson, Inc.	9,300	482
Marriott International, Inc. Class A	6,700	460
CBS Corp.	19,058	457
Federated Department Stores, Inc.	6,200	453
* Kohl's Corp.	7,800	413
International Game Technology	11,600	409
* Bed Bath & Beyond, Inc.	10,500	403
The Gap, Inc.	21,525	402
Hilton Hotels Corp.	15,679	399
Darden Restaurants Inc.	9,050	371
* Sears Holdings Corp.	2,700	357
Nordstrom, Inc.	9,000	353
D. R. Horton, Inc.	10,499	349
Centex Corp.	5,400	335
Circuit City Stores, Inc.	13,500	330
Pulte Homes, Inc.	8,400	323
Black & Decker Corp.	3,700	321
Polo Ralph Lauren Corp.	5,100	309
Lennar Corp. Class A	5,100	308
Tiffany & Co.	8,100	304
* MGM Mirage, Inc.	7,028	303
* AutoZone Inc.	3,000	299
* NTL Inc.	10,142	295
* O'Reilly Automotive, Inc.	8,000	292
Mattel, Inc.	16,080	292
* Pixar, Inc.	4,500	289
Dollar General Corp.	15,660	277
GTECH Holdings Corp.	8,100	276
* EchoStar Communications Corp. Class A	9,057	271
* Amazon.com, Inc.	7,300	267
* Cablevision Systems NY Group Class A	9,894	264
Brinker International, Inc.	6,250	264
* Lamar Advertising Co. Class A	5,000	263
* Williams-Sonoma, Inc.	6,200	263
Abercrombie & Fitch Co.	4,500	262
* NVR, Inc.	350	259
Liz Claiborne, Inc.	6,300	258
* AutoNation, Inc.	11,900	256
Michaels Stores, Inc.	6,800	256
* Mohawk Industries, Inc.	3,100	250
Barnes & Noble, Inc.	5,400	250
* Apollo Group, Inc. Class A	4,700	247
TJX Cos., Inc.	9,800	243
Ryland Group, Inc.	3,500	243
PETsMART, Inc.	8,400	236
* Education Management Corp.	5,600	233
Beazer Homes USA, Inc.	3,500	230
* The Cheesecake Factory Inc.	6,000	225
Hasbro, Inc.	10,625	224
E.W. Scripps Co. Class A	5,000	224
Clear Channel Communications, Inc.	7,520	218
Brunswick Corp.	5,600	218
Dillard's Inc.	8,300	216
Jones Apparel Group, Inc.	5,800	205
Outback Steakhouse, Inc.	4,650	205
* Toll Brothers, Inc.	5,800	201
* XM Satellite Radio Holdings, Inc.	8,900	198
* Saks Inc.	10,200	197
Weight Watchers International, Inc.	3,800	195
* Timberland Co.	5,600	192
Borders Group, Inc.	7,500	189
* CarMax, Inc.	5,703	186
Harte-Hanks, Inc.	6,700	183
Gentex Corp.	10,200	178
* Career Education Corp.	4,700	177
* Chico's FAS, Inc.	4,200	171
Omnicom Group Inc.	2,000	167
ServiceMaster Co.	11,900	156
* Columbia Sportswear Co.	2,800	149
* Hovnanian Enterprises Inc. Class A	3,300	145
BorgWarner, Inc.	2,400	144
* IAC/InterActiveCorp	4,700	139
* Univision Communications Inc.	3,710	128
* Liberty Global, Inc. Class A	6,039	124
* Liberty Global, Inc. Series C	6,039	119
* Discovery Holding Co. Class A	7,682	115
* Expedia, Inc.	4,700	95
Hearst-Argyle Television Inc.	2,900	68
* Sirius Satellite Radio, Inc.	9,200	47
The McClatchy Co. Class A	900	44
* Comcast Corp. Special Class A	1,548	40
The McGraw-Hill Cos., Inc.	700	40
Foot Locker, Inc.	1,600	38
Lennar Corp. Class B	680	38
John Wiley & Sons Class A	1,000	38
* DIRECTV Group, Inc.	2,171	36
Limited Brands, Inc.	1,424	35
* R.H. Donnelley Corp.	579	34
Harman International Industries, Inc.	300	33
Sherwin-Williams Co.	600	30
Belo Corp. Class A	1,400	28
KB Home	400	26
Fortune Brands, Inc.	300	24
International Speedway Corp.	410	21
* Dollar Tree Stores, Inc.	750	21
MDC Holdings, Inc.	300	19
* Live Nation	940	19
American Greetings Corp. Class A	800	17
* Rent-A-Center, Inc.	600	15
RadioShack Corp.	300	6
Newell Rubbermaid, Inc.	218	5
Tribune Co.	100	3
Westwood One, Inc.	200	2

		37,985

Consumer Staples (4.0%)
The Procter & Gamble Co.	79,110	4,558
Altria Group, Inc.	42,000	2,976
Wal-Mart Stores, Inc.	60,600	2,863
PepsiCo, Inc.	40,300	2,329
The Coca-Cola Co.	37,900	1,587
Walgreen Co.	27,000	1,165
Costco Wholesale Corp.	14,500	785
Archer-Daniels-Midland Co.	21,621	728
CVS Corp.	21,256	635
Sysco Corp.	18,800	603
Kimberly-Clark Corp.	9,172	530
Safeway, Inc.	17,134	430
Anheuser-Busch Cos., Inc.	9,000	385
Wm. Wrigley Jr. Co.	6,000	384
Whole Foods Market, Inc.	5,600	372
Avon Products, Inc.	10,600	330
The Clorox Co.	5,400	323
Coca-Cola Enterprises, Inc.	15,500	315
* Dean Foods Co.	7,650	297
Colgate-Palmolive Co.	4,800	274
The Pepsi Bottling Group, Inc.	9,000	274
* The Kroger Co.	12,400	252
Tyson Foods, Inc.	18,031	248
Alberto-Culver Co. Class B	5,450	241
* Energizer Holdings, Inc.	4,400	233
* Constellation Brands, Inc. Class A	9,000	225
* Smithfield Foods, Inc.	7,500	220
Del Monte Foods Co.	18,000	213
PepsiAmericas, Inc.	8,300	203
Reynolds American Inc.	1,501	158
Kellogg Co.	3,200	141
General Mills, Inc.	2,400	122
Pilgrim's Pride Corp.	5,200	113
Brown-Forman Corp. Class B	1,400	108
* Rite Aid Corp.	22,300	89
* TreeHouse Foods Inc.	1,530	41
Church & Dwight, Inc.	600	22
The Hershey Co.	300	16
Estee Lauder Cos. Class A	300	11
Hormel Foods Corp.	300	10
Sara Lee Corp.	500	9
ConAgra Foods, Inc.	100	2

		24,820

Energy (4.6%)
ExxonMobil Corp.	146,644	8,925
Chevron Corp.	45,133	2,616
ConocoPhillips Co.	26,952	1,702
Valero Energy Corp.	17,368	1,038
Burlington Resources, Inc.	11,000	1,011
Halliburton Co.	12,100	884
Devon Energy Corp.	13,346	816
Anadarko Petroleum Corp.	7,296	737
Baker Hughes, Inc.	10,340	707
Apache Corp.	9,646	632
Occidental Petroleum Corp.	6,502	602
EOG Resources, Inc.	7,800	562
XTO Energy, Inc.	12,233	533
Peabody Energy Corp.	10,400	524
Kerr-McGee Corp.	4,568	436
Amerada Hess Corp.	3,000	427
Williams Cos., Inc.	19,800	424
BJ Services Co.	12,200	422
* National Oilwell Varco Inc.	6,439	413
ENSCO International, Inc.	7,200	370
Smith International, Inc.	9,000	351
Kinder Morgan, Inc.	3,700	340
Murphy Oil Corp.	6,700	334
Noble Energy, Inc.	7,400	325
CONSOL Energy, Inc.	4,300	319
Tesoro Petroleum Corp.	4,400	301
Arch Coal, Inc.	3,900	296
Rowan Cos., Inc.	6,700	295
* Cooper Cameron Corp.	6,600	291
* Pride International, Inc.	9,300	290
Pioneer Natural Resources Co.	6,500	288
Patterson-UTI Energy, Inc.	8,502	272
* FMC Technologies Inc.	5,303	272
Range Resources Corp.	9,750	266
* Newfield Exploration Co.	6,100	256
Western Gas Resources, Inc.	4,600	222
Pogo Producing Co.	4,000	201
Chesapeake Energy Corp.	6,300	198
Marathon Oil Corp.	2,191	167
El Paso Corp.	2,400	29
Massey Energy Co.	500	18
* Grant Prideco, Inc.	115	5
Overseas Shipholding Group Inc.	100	5

		29,122

Financials (9.7%)
Citigroup, Inc.	118,097	5,578
Bank of America Corp.	96,935	4,414
American International Group, Inc.	51,006	3,371
JPMorgan Chase & Co.	70,516	2,936
Wells Fargo & Co.	34,000	2,172
Wachovia Corp.	33,934	1,902
Merrill Lynch & Co., Inc.	23,700	1,867
The Goldman Sachs Group, Inc.	10,300	1,617
American Express Co.	28,200	1,482
Morgan Stanley	21,960	1,380
Fannie Mae	25,800	1,326
U.S. Bancorp	41,500	1,266
Lehman Brothers Holdings, Inc.	7,664	1,108
Prudential Financial, Inc.	14,300	1,084
Washington Mutual, Inc.	22,159	944
AFLAC Inc.	15,200	686
Countrywide Financial Corp.	18,198	668
SLM Corp.	12,700	660
Progressive Corp. of Ohio	6,200	646
Capital One Financial Corp.	7,900	636
Charles Schwab Corp.	36,650	631
Moody's Corp.	8,700	622
MetLife, Inc.	12,700	614
Freddie Mac	9,500	580
State Street Corp.	9,500	574
Bear Stearns Co., Inc.	4,100	569
Golden West Financial Corp.	8,300	564
Loews Corp.	5,500	557
Franklin Resources Corp.	5,600	528
Legg Mason Inc.	4,000	501
The Allstate Corp.	9,400	490
CIT Group Inc.	8,500	455
The Hartford Financial Services Group Inc.	5,200	419
W.R. Berkley Corp.	6,900	401
Sovereign Bancorp, Inc.	17,500	383
Zions Bancorp	4,600	381
Ambac Financial Group, Inc.	4,750	378
M & T Bank Corp.	3,300	377
Host Marriott Corp. REIT	17,400	372
Simon Property Group, Inc. REIT	4,400	370
Avalonbay Communities, Inc. REIT	3,300	360
The Chicago Mercantile Exchange	800	358
Assurant, Inc.	7,100	350
Leucadia National Corp.	5,850	349
Genworth Financial Inc.	10,200	341
MBIA, Inc.	5,600	337
Commerce Bancorp, Inc.	9,100	334
ProLogis REIT	6,064	324
Janus Capital Group Inc.	13,900	322
Radian Group, Inc.	5,300	319
Ameriprise Financial, Inc.	6,980	315
* AmeriCredit Corp.	10,200	313
MGIC Investment Corp.	4,700	313
Torchmark Corp.	5,400	308
Brown & Brown, Inc.	9,200	305
SL Green Realty Corp. REIT	3,000	305
HCC Insurance Holdings, Inc.	8,700	303
The PMI Group Inc.	6,400	294
Forest City Enterprise Class A	6,200	292
Raymond James Financial, Inc.	9,750	288
Jefferies Group, Inc.	4,900	287
Apartment Investment & Management Co. Class A REIT	6,100	286
AMB Property Corp. REIT	5,200	282
Investors Financial Services Corp.	5,900	277
The St. Joe Co.	4,400	276
StanCorp Financial Group, Inc.	5,000	271
City National Corp.	3,500	269
* Conseco, Inc.	10,800	268
Eaton Vance Corp.	9,600	263
Federated Investors, Inc.	6,700	262
Mellon Financial Corp.	7,300	260
Plum Creek Timber Co. Inc. REIT	6,900	255
The St. Paul Travelers, Cos. Inc.	5,889	246
Camden Property Trust REIT	3,400	245
East West Bancorp, Inc.	6,300	243
The Principal Financial Group, Inc.	4,900	239
* Markel Corp.	700	236
American Financial Group, Inc.	5,600	233
Commerce Bancshares, Inc.	4,500	233
BRE Properties Inc. Class A REIT	4,000	224
Webster Financial Corp.	4,600	223
IndyMac Bancorp, Inc.	5,400	221
Downey Financial Corp.	3,200	215
Cullen/Frost Bankers, Inc.	4,000	215
Marshall & Ilsley Corp.	4,800	209
Reinsurance Group of America, Inc.	4,400	208
* CNA Financial Corp.	6,200	197
BB&T Corp.	5,000	196
* Alleghany Corp.	669	194
Wesco Financial Corp.	480	192
The Bank of New York Co., Inc.	5,300	191
SunTrust Banks, Inc.	2,600	189
UnumProvident Corp.	9,100	186
Transatlantic Holdings, Inc.	3,150	184
BOK Financial Corp.	3,840	183
National City Corp.	4,400	154
SEI Investments Co.	3,700	150
BlackRock, Inc.	500	70
The Chubb Corp.	300	29
Safeco Corp.	500	25
A.G. Edwards & Sons, Inc.	400	20
International Bancshares Corp.	662	19
AmerUs Group Co.	300	18
First Horizon National Corp.	300	12
CapitalSource Inc. REIT	429	11
PNC Financial Services Group	100	7

		60,612

Health Care (6.7%)
Johnson & Johnson	67,232	3,982
Pfizer Inc.	154,010	3,838
* Amgen, Inc.	28,824	2,097
UnitedHealth Group Inc.	33,074	1,848
Medtronic, Inc.	30,500	1,548
* WellPoint Inc.	17,125	1,326
Merck & Co., Inc.	37,200	1,311
Abbott Laboratories	25,200	1,070
* Genentech, Inc.	12,400	1,048
Wyeth	20,900	1,014
Cardinal Health, Inc.	12,390	923
Schering-Plough Corp.	44,900	853
Aetna Inc.	17,276	849
* Gilead Sciences, Inc.	13,000	809
Eli Lilly & Co.	14,600	807
Guidant Corp.	9,700	757
* Celgene Corp.	14,600	646
Bristol-Myers Squibb Co.	25,600	630
HCA Inc.	13,602	623
* Caremark Rx, Inc.	12,600	620
CIGNA Corp.	4,500	588
McKesson Corp.	10,500	547
* Medco Health Solutions, Inc.	9,478	542
Allergan, Inc.	4,800	521
* Zimmer Holdings, Inc.	7,470	505
* Genzyme Corp.	7,400	497
AmerisourceBergen Corp.	9,800	473
* St. Jude Medical, Inc.	11,368	466
Stryker Corp.	10,500	466
* Express Scripts Inc.	5,000	440
* Forest Laboratories, Inc.	9,700	433
* Boston Scientific Corp.	18,300	422
* Coventry Health Care Inc.	7,050	381
* Laboratory Corp. of America Holdings	6,500	380
* Varian Medical Systems, Inc.	6,700	376
* Humana Inc.	7,100	374
* Barr Pharmaceuticals Inc.	5,775	364
Quest Diagnostics, Inc.	6,900	354
Biomet, Inc.	9,925	353
Mylan Laboratories, Inc.	14,850	347
* Thermo Electron Corp.	9,075	337
* Hospira, Inc.	8,060	318
Omnicare, Inc.	5,700	313
Applera Corp.-Applied Biosystems Group	11,500	312
* MedImmune Inc.	8,324	304
IMS Health, Inc.	11,776	303
* Henry Schein, Inc.	6,000	287
* Waters Corp.	6,400	276
DENTSPLY International Inc.	4,600	267
Health Management Associates Class A	12,212	263
* Fisher Scientific International Inc.	3,864	263
* Biogen Idec Inc.	5,460	257
Baxter International, Inc.	6,400	248
* Sepracor Inc.	4,900	239
* Patterson Cos	6,600	232
Dade Behring Holdings Inc.	6,400	229
Beckman Coulter, Inc.	4,100	224
* Lincare Holdings, Inc.	5,700	222
* Endo Pharmaceuticals Holdings, Inc.	6,500	213
* Chiron Corp.	4,540	208
* Watson Pharmaceuticals, Inc.	7,000	201
Universal Health Services Class B	3,400	173
* Health Net Inc.	2,900	147
Becton, Dickinson & Co.	1,684	104
* Millipore Corp.	1,300	95
* American Pharmaceuticals Partners, Inc.	2,950	84
Pharmaceutical Product Development, Inc.	1,000	35
C.R. Bard, Inc.	400	27
Bausch & Lomb, Inc.	300	19
Cooper Cos., Inc.	300	16
Manor Care, Inc.	100	4

		41,648

Industrials (5.3%)
General Electric Co.	234,509	8,156
The Boeing Co.	21,540	1,679
United Technologies Corp.	26,700	1,548
3M Co.	14,600	1,105
FedEx Corp.	8,800	994
United Parcel Service, Inc.	12,200	968
Lockheed Martin Corp.	11,000	826
General Dynamics Corp.	11,600	742
Norfolk Southern Corp.	13,300	719
Caterpillar, Inc.	10,000	718
Illinois Tool Works, Inc.	7,300	703
Waste Management, Inc.	18,301	646
Union Pacific Corp.	5,959	556
Danaher Corp.	8,400	534
Southwest Airlines Co.	29,618	533
CSX Corp.	8,800	526
Cendant Corp.	29,595	513
Expeditors International of Washington, Inc.	5,300	458
C.H. Robinson Worldwide Inc.	9,300	457
ITT Industries, Inc.	7,600	427
Precision Castparts Corp.	7,100	422
Honeywell International Inc.	9,800	419
Northrop Grumman Corp.	5,918	404
Rockwell Collins, Inc.	6,900	389
Fastenal Co.	8,200	388
L-3 Communications Holdings, Inc.	4,400	377
* Jacobs Engineering Group Inc.	4,300	373
Fluor Corp.	4,300	369
Emerson Electric Co.	4,200	351
Oshkosh Truck Corp.	5,600	349
Republic Services, Inc. Class A	7,900	336
Robert Half International, Inc.	8,600	332
Roper Industries Inc.	6,800	331
* The Dun & Bradstreet Corp.	4,300	330
Burlington Northern Santa Fe Corp.	3,838	320
Manpower Inc.	5,300	303
W.W. Grainger, Inc.	4,000	301
Cummins Inc.	2,700	284
The Brink's Co.	5,500	279
Equifax, Inc.	7,400	276
Graco, Inc.	5,900	268
IDEX Corp.	4,800	250
Ametek, Inc.	5,500	247
* Alliant Techsystems, Inc.	3,200	247
* Stericycle, Inc.	3,600	243
The Toro Co.	4,900	234
J.B. Hunt Transport Services, Inc.	10,700	230
American Power Conversion Corp.	9,700	224
Herman Miller, Inc.	6,900	224
SPX Corp.	4,100	219
Cintas Corp.	4,550	194
American Standard Cos., Inc.	4,300	184
Parker Hannifin Corp.	2,200	177
Rockwell Automation, Inc.	2,400	173
* Allied Waste Industries, Inc.	9,800	120
Adesa, Inc.	3,400	91
Ryder System, Inc.	1,400	63
Carlisle Co., Inc.	700	57
PACCAR, Inc.	400	28
Pall Corp.	800	25
Aramark Corp. Class B	700	21
Pentair, Inc.	500	20
Donaldson Co., Inc.	600	20
* Acco Brands Corp.	728	16
* Navistar International Corp.	500	14
* JetBlue Airways Corp.	643	7

		33,337

Information Technology (8.7%)
Microsoft Corp.	215,600	5,867
* Cisco Systems, Inc.	144,300	3,127
International Business Machines Corp.	35,000	2,886
Intel Corp.	145,700	2,819
Hewlett-Packard Co.	72,612	2,389
QUALCOMM Inc.	41,100	2,080
* Dell Inc.	57,000	1,696
Motorola, Inc.	64,506	1,478
Texas Instruments, Inc.	43,700	1,419
* Google Inc.	3,570	1,392
* Apple Computer, Inc.	21,100	1,323
* Oracle Corp.	94,900	1,299
* Corning, Inc.	42,200	1,136
First Data Corp.	21,914	1,026
* Yahoo! Inc.	29,200	942
* eBay Inc.	23,700	926
Applied Materials, Inc.	47,000	823
Automatic Data Processing, Inc.	17,100	781
* EMC Corp.	51,900	707
* Symantec Corp.	35,871	604
* Adobe Systems, Inc.	17,000	594
* Broadcom Corp.	13,350	576
Electronic Data Systems Corp.	19,500	523
* NVIDIA Corp.	8,900	510
* Advanced Micro Devices, Inc.	15,000	497
* Electronic Arts Inc.	9,043	495
Paychex, Inc.	11,450	477
* Network Appliance, Inc.	12,912	465
Analog Devices, Inc.	11,834	453
CA, Inc.	16,630	453
* Sun Microsystems, Inc.	85,000	436
National Semiconductor Corp.	15,300	426
* Xerox Corp.	27,700	421
* Lucent Technologies, Inc.	130,300	397
* Jabil Circuit, Inc.	9,100	390
* LAM Research Corp.	8,900	383
Maxim Integrated Products, Inc.	10,100	375
* NCR Corp.	8,936	373
* Agilent Technologies, Inc.	9,844	370
* Intuit, Inc.	6,900	367
KLA-Tencor Corp.	7,500	363
* Autodesk, Inc.	9,400	362
* Tellabs, Inc.	22,600	359
* Citrix Systems, Inc.	9,200	349
* Fiserv, Inc.	8,025	341
Intersil Corp.	11,200	324
Microchip Technology, Inc.	8,800	319
* Computer Sciences Corp.	5,700	317
* Affiliated Computer Services, Inc. Class A	5,300	316
Amphenol Corp.	5,900	308
* Altera Corp.	14,800	305
Tektronix, Inc.	8,400	300
Linear Technology Corp.	8,200	288
* Iron Mountain, Inc.	7,050	287
* DST Systems, Inc.	4,900	284
Molex, Inc.	8,466	281
Global Payments Inc.	5,200	276
* Comverse Technology, Inc.	11,667	275
* Arrow Electronics, Inc.	8,100	261
AVX Corp.	14,300	253
* Ingram Micro, Inc. Class A	12,100	242
* Mettler-Toledo International Inc.	3,900	235
Fair Isaac, Inc.	5,800	230
* Cadence Design Systems, Inc.	12,400	229
Fidelity National Information Services, Inc.	5,500	223
* BMC Software, Inc.	10,100	219
* Avnet, Inc.	8,500	216
CDW Corp.	3,600	212
* Compuware Corp.	26,600	208
* Lexmark International, Inc.	4,500	204
* LSI Logic Corp.	14,400	166
* Ceridian Corp.	6,400	163
Symbol Technologies, Inc.	15,000	159
Xilinx, Inc.	5,700	145
* ADC Telecommunications, Inc.	5,528	141
Total System Services, Inc.	6,900	137
* Avaya Inc.	11,300	128
* Solectron Corp.	31,800	127
* Teradyne, Inc.	8,000	124
* Freescale Semiconductor, Inc. Class B	4,373	121
* Synopsys, Inc.	4,800	107
Harris Corp.	2,100	99
Reynolds & Reynolds Class A	3,300	94
* Western Digital Corp.	4,800	93
* BEA Systems, Inc.	6,100	80
Sabre Holdings Corp.	2,540	60
* Convergys Corp.	3,100	56
* Tech Data Corp.	1,400	52
* Micron Technology, Inc.	2,600	38
* Novellus Systems, Inc.	1,000	24
* Sanmina-SCI Corp.	4,908	20
* Juniper Networks, Inc.	300	6
* Unisys Corp.	200	1

		54,228

Materials (1.4%)
E.I. du Pont de Nemours & Co.	16,900	713
Nucor Corp.	6,800	713
Newmont Mining Corp. (Holding Co.)	12,889	669
Praxair, Inc.	11,000	607
Dow Chemical Co.	13,700	556
Phelps Dodge Corp.	6,800	548
Monsanto Co.	5,854	496
Alcoa Inc.	14,588	446
Freeport-McMoRan Copper & Gold, Inc. Class B	6,300	377
United States Steel Corp.	6,200	376
Martin Marietta Materials, Inc.	3,500	375
Ecolab, Inc.	7,900	302
Cytec Industries, Inc.	4,800	288
Airgas, Inc.	7,000	274
Sigma-Aldrich Corp.	4,100	270
Sealed Air Corp.	4,600	266
Scotts Miracle-Gro Co.	5,400	247
* Pactiv Corp.	9,900	243
Celanese Corp. Series A	9,900	208
Lyondell Chemical Co.	10,000	199
* Owens-Illinois, Inc.	9,800	170
Packaging Corp. of America	7,300	164
* Smurfit-Stone Container Corp.	10,688	145
Allegheny Technologies Inc.	1,100	67
Vulcan Materials Co.	300	26
Ball Corp.	500	22
Ashland, Inc.	300	21
Florida Rock Industries, Inc.	300	17
Albemarle Corp.	300	14

		8,819

Telecommunication Services (1.2%)
AT&T Inc.	73,544	1,989
Verizon Communications Inc.	54,400	1,853
Sprint Nextel Corp.	62,777	1,622
BellSouth Corp.	29,300	1,015
CenturyTel, Inc.	7,975	312
* U.S. Cellular Corp.	3,800	226
Alltel Corp.	3,230	209
* Qwest Communications International Inc.	26,900	183
Telephone & Data Systems, Inc.	3,000	118
Telephone & Data Systems, Inc. - Special Common Shares	3,000	113
Citizens Communications Co.	937	12
PanAmSat Holding Corp.	440	11

		7,663

Utilities (0.9%)
PG&E Corp.	13,200	513
Edison International	11,600	478
* AES Corp.	25,200	430
Exelon Corp.	7,800	413
Questar Corp.	4,400	308
Wisconsin Energy Corp.	7,600	304
MDU Resources Group, Inc.	8,600	288
Energen Corp.	7,800	273
Equitable Resources, Inc.	7,000	256
Aqua America, Inc.	8,700	242
CenterPoint Energy Inc.	20,000	239
NSTAR	7,900	226
* Reliant Energy, Inc.	20,800	220
Southern Co.	6,600	216
* NRG Energy, Inc.	4,500	203
Duke Energy Corp.	6,900	201
TXU Corp.	4,400	197
* Dynegy, Inc.	38,400	184
Dominion Resources, Inc.	2,590	179
Northeast Utilities	8,900	174
SCANA Corp.	1,400	55
Southern Union Co.	2,100	52
FirstEnergy Corp.	700	34
Cinergy Corp.	700	32
NiSource, Inc.	1,077	22

		5,739

Total Common Stocks
(Cost $177,433)		303,973

	Face
	Amount
	($000)

Municipal Bonds (50.9%)

Alaska (0.3%)
Matanuska-Susitna Borough AK GO
5.500%, 3/1/2012 (3)	1,695	1,819

Arizona (1.7%)
Arizona Transp. Board Highway Rev
5.250%, 7/1/2012 (Prere.)	1,965	2,118
5.250%, 7/1/2017	2,215	2,365
Phoenix AZ Civic Improvement Corp. Water System Rev
5.500%, 7/1/2015 (3)	5,525	5,990

		10,473

California (2.8%)
California GO
6.000%, 2/1/2016	2,000	2,263
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)
6.250%, 7/1/2006 (1) (ETM)	85	86
6.250%, 7/1/2006 (1)	310	312
California Public Works Board Lease Rev. (Dept. of Corrections)
5.000%, 9/1/2011 (2)	1,535	1,594
California State Dept. of Water Resources Power Supply Rev
5.500%, 5/1/2014 (2)	4,065	4,449
5.500%, 5/1/2015 (2)	3,000	3,284
California State Econ. Recovery Bonds
5.000%, 7/1/2015	2,100	2,240
Central Coast California Water Auth. Rev
6.000%, 10/1/2008 (2)	1,000	1,032
Los Angeles CA USD GO
6.000%, 7/1/2008 (3)	1,000	1,054
South Orange County CA Public Finance Auth. Rev
7.000%, 9/1/2006 (1)	875	888

		17,202

Colorado (2.0%)
Colorado Dept. of Transp. Rev
5.250%, 12/15/2013 (2) (Prere.)	3,750	4,080
Colorado Springs CO Util. System Rev
5.375%, 11/15/2013	2,775	2,972
Univ. of Colorado Enterprise System Rev
5.000%, 6/1/2023 (3)	5,025	5,269

		12,321

Delaware (0.2%)
Univ. of Delaware Rev. VRDO
3.120%, 4/3/2006	1,200	1,200

District of Columbia (0.8%)
District of Columbia GO
5.400%, 6/1/2007 (2) (Prere.)	455	473
5.500%, 6/1/2007 (4)	1,490	1,522
District of Columbia Univ. Rev. (George Washington Univ.)
6.000%, 9/15/2011 (1)	3,000	3,234

		5,229

Florida (0.6%)
Florida Turnpike Auth. Rev
5.250%, 7/1/2009 (3)	485	506
5.250%, 7/1/2010 (3)	825	859
Orlando & Orange County FL Expressway Auth. VRDO
3.150%, 4/7/2006 (4)	200	200
Sunshine State Florida Govt. Financing Comm. Rev. VRDO
3.160%, 4/7/2006 (2)	1,400	1,400
Tampa FL Health System Rev. (Catholic Healthcare East)
5.000%, 11/15/2009 (1)	1,000	1,040

		4,005

Georgia (2.1%)
Atlanta GA Airport Fac. Rev
5.750%, 1/1/2013 (3)	3,370	3,605
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO
3.180%, 4/3/2006 (2)	1,600	1,600
Georgia GO
5.500%, 7/1/2014	4,000	4,442
Georgia Muni. Electric Power Auth. Rev
6.250%, 1/1/2012 (1)	3,000	3,363

		13,010

Hawaii (0.8%)
Hawaii GO
5.875%, 10/1/2010 (1) (Prere.)	1,870	2,037
5.000%, 10/1/2024 (1)	3,000	3,133

		5,170

Illinois (1.4%)
Chicago IL (City Colleges Improvement) GO
0.000%, 1/1/2012 (3)	2,380	1,894
Illinois GO
5.250%, 8/1/2012 (1)	3,700	3,977
Illinois Sales Tax Rev
0.000%, 12/15/2016 (2)	5,000	3,122

		8,993

Indiana (0.8%)
Indiana Muni. Power Agency Rev
5.250%, 1/1/2015 (1)	4,440	4,749

Louisiana (0.5%)
Louisiana GO
5.500%, 5/15/2015 (3)	2,665	2,826

Maryland (1.5%)
Baltimore MD Consolidated Public Improvement GO
5.000%, 10/15/2017 (2)	2,240	2,386
5.000%, 10/15/2018 (2)	2,365	2,514
5.000%, 10/15/2019 (2)	2,185	2,317
Maryland GO
5.500%, 8/1/2008	2,250	2,347

		9,564

Massachusetts (3.4%)
Chelsea MA GO
5.500%, 6/15/2011 (2)	740	774
5.500%, 6/15/2012 (2)	735	768
Massachusetts Bay Transp. Auth. Rev
5.125%, 3/1/2009 (Prere.)	1,695	1,774
5.000%, 7/1/2022	5,000	5,394
5.500%, 7/1/2025 (1)	2,045	2,344
Massachusetts GO
5.500%, 11/1/2013 (3)	2,000	2,194
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)
6.500%, 7/1/2012	1,880	2,054
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)
5.000%, 10/1/2017 (1)	1,000	1,036
Massachusetts Water Pollution Abatement Trust
6.000%, 8/1/2009 (Prere.)	415	449
6.000%, 8/1/2010	1,365	1,473
Massachusetts Water Resources Auth. Rev
5.250%, 8/1/2017 (4)	3,000	3,287

		21,547

Michigan (3.2%)
Detroit MI City School Dist. GO
5.000%, 5/1/2011 (3)	3,510	3,700
Mason MI Public School Dist. (School Building & Site) GO
5.250%, 5/1/2017 (4)	1,850	1,988
Michigan Building Auth. Rev
5.300%, 10/1/2007 (2) (Prere.)	1,250	1,305
5.125%, 10/15/2008 (Prere.)	3,015	3,124
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)
5.875%, 10/1/2010 (Prere.)	2,110	2,314
Univ. of Michigan Hosp. Rev. VRDO
3.130%, 4/3/2006	6,900	6,900
3.170%, 4/7/2006	900	900

		20,231

Mississippi (0.9%)
Mississippi GO
5.500%, 12/1/2018	2,750	3,072
5.500%, 12/1/2019	2,000	2,246

		5,318

Missouri (1.9%)
Curators of the Univ. of Missouri System Fac. Rev
5.000%, 11/1/2026	4,410	4,622
Missouri Health & Educ. Fac. Auth. (Washington Univ.)
6.000%, 3/1/2010 (Prere.)	4,000	4,359
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)
5.500%, 12/1/2015 (4)	2,965	3,161

		12,142

Nebraska (0.1%)
Nebraska Public Power Dist. Rev
5.250%, 1/1/2008 (1) (Prere.)	135	140
5.250%, 1/1/2008 (1) (Prere.)	40	41
5.250%, 1/1/2008 (1) (Prere.)	100	104
5.250%, 1/1/2010 (1)	25	26
5.250%, 1/1/2011 (1)	50	52

		363

Nevada (0.1%)
Clark County NV School Dist. GO
5.900%, 6/15/2006 (3) (Prere.)	750	761

New Jersey (3.4%)
New Jersey GO
5.000%, 7/15/2009	3,000	3,122
New Jersey Transp. Corp. COP
5.500%, 9/15/2011 (2)	3,000	3,237
New Jersey Transp. Trust Fund Auth. Rev
6.000%, 6/15/2007 (Prere.)	250	262
5.000%, 6/15/2008 (Prere.)	1,555	1,601
6.000%, 12/15/2011 (1) (Prere.)	625	696
6.000%, 12/15/2011 (1) (Prere.)	330	367
6.000%, 12/15/2011 (1) (Prere.)	1,440	1,604
5.500%, 12/15/2020 (3)	4,000	4,519
New Jersey Turnpike Auth. Rev
5.500%, 1/1/2025 (2)	5,000	5,732

		21,140

New York (4.8%)
Erie County NY GO
6.125%, 1/15/2011 (3)	610	672
Hempstead NY GO
5.625%, 2/1/2011 (3)	685	703
Huntington NY GO
6.700%, 2/1/2010 (3)	375	414
Long Island NY Power Auth. Electric System Rev
5.500%, 12/1/2009 (2)	2,000	2,122
5.500%, 12/1/2011 (2)	3,000	3,252
5.500%, 12/1/2012 (4) (ETM)	2,000	2,197
Metro. New York Transp. Auth. Rev. (Commuter Fac.)
6.000%, 7/1/2006 (1) (ETM)	1,000	1,006
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)
6.125%, 4/1/2010 (3) (Prere.)	2,110	2,302
Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO
3.090%, 4/3/2006 LOC	100	100
New York City NY Transitional Finance Auth. Rev
5.875%, 5/1/2010 (Prere.)	3,305	3,610
5.375%, 2/1/2013	2,000	2,161
New York City NY Transitional Finance Auth. Rev. VRDO
3.110%, 4/3/2006	1,900	1,900
3.160%, 4/3/2006	2,010	2,010
New York State Dormitory Auth. Rev. (State Univ.)
5.375%, 5/15/2007 (2)	400	408
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)
5.100%, 7/1/2010 (4)	1,500	1,560
New York State Environmental Fac. Corp. PCR (State Water Recovery Fund)
6.350%, 6/15/2006	225	226
New York State Thruway Auth. Rev. (Service Contract)
5.500%, 4/1/2014	4,000	4,306
Suffolk County NY GO
5.000%, 4/1/2007 (3)	1,120	1,136

		30,085

North Carolina (0.7%)
North Carolina Eastern Muni. Power Agency Rev
5.125%, 1/1/2014	2,400	2,519
North Carolina GO
5.000%, 3/1/2020	2,000	2,112

		4,631

Ohio (4.1%)
Butler County OH Transp. Improvement Dist. Rev
6.000%, 4/1/2008 (4) (Prere.)	2,250	2,394
Hamilton County OH Hosp. Fac. Rev. (Health Alliance of Greater Cincinnati) VRDO
3.190%, 4/7/2006 (1)	2,182	2,182
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)
5.625%, 9/1/2013 (1)	1,775	1,849
Ohio GO
5.500%, 2/1/2019	2,000	2,260
Ohio Higher Educ. GO
5.000%, 2/1/2025	1,160	1,214
Ohio State Conservation Projects GO
5.000%, 3/1/2017	3,885	4,105
Ohio Water Dev. Auth. PCR
5.000%, 6/1/2017	5,000	5,308
6.000%, 12/1/2008 (2)	35	35
Univ. of Akron OH General Receipts Rev. VRDO
3.170%, 4/7/2006 (3)	2,700	2,700
Univ. of Toledo OH General Receipts VRDO
3.180%, 4/3/2006 (3)	3,355	3,355

		25,402

Oklahoma (0.5%)
Oklahoma State Capitol Improvement Auth. Fac. Rev
5.000%, 7/1/2025 (2)	3,000	3,138

Oregon (0.4%)
Oregon State Dept. Administrative Services
5.750%, 4/1/2009 (4) (Prere.)	2,400	2,559

Pennsylvania (0.7%)
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO
3.160%, 4/3/2006	400	400
Northampton County PA Higher Educ. Auth. Rev. (Lehigh Univ.) VRDO
3.150%, 4/7/2006	500	500
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev
5.250%, 12/1/2009 (2) (ETM)	420	440
5.250%, 12/1/2009 (2)	195	205
5.250%, 12/1/2011 (2)	145	152
5.250%, 12/1/2011 (2) (ETM)	310	325
Philadelphia PA Airport Parking Auth
5.750%, 9/1/2008 (2)	1,150	1,203
Philadelphia PA Water & Waste Water Rev
6.250%, 8/1/2009 (1)	1,000	1,079

		4,304

Puerto Rico (1.0%)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev
5.250%, 7/1/2014 (3)	2,425	2,636
Puerto Rico Public Finance Corp.
6.000%, 8/1/2026 (4)	3,000	3,645

		6,281

South Carolina (2.1%)
Charleston SC Educ. Excellence Financing Corp. Rev
5.250%, 12/1/2026	2,610	2,754
Piedmont SC Muni. Power Agency Rev
0.000%, 1/1/2024 (3)	4,000	1,729
South Carolina GO
5.000%, 7/1/2008	2,250	2,319
South Carolina Transp. Infrastructure Rev
5.250%, 10/1/2013 (2)	5,700	6,169

		12,971

South Dakota (0.2%)
South Dakota Building Auth. Lease Rev
5.250%, 12/1/2010 (2)	1,000	1,029

Tennessee (0.7%)
Memphis TN Electric System Rev
5.000%, 12/1/2010 (1)	2,300	2,422
Metro. Govt. of Nashville & Davidson County TN Water & Sewer Rev
6.500%, 1/1/2009 (3)	2,000	2,146

		4,568

Texas (5.0%)
Austin TX Water & Wastewater System Rev
5.750%, 5/15/2010 (1) (Prere.)	2,200	2,369
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project)
5.200%, 5/15/2008	800	818
Carrollton TX Independent School Dist. GO
6.000%, 2/15/2009 (Prere.)	2,925	3,109
Dallas TX Civic Center Refunding & Improvement Rev
4.600%, 8/15/2009 (1)	110	113
4.700%, 8/15/2010 (1)	815	840
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO
3.170%, 4/3/2006	5,850	5,850
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO
3.170%, 4/3/2006	3,780	3,780
Harris County TX Health Fac. Dev. Corp. Rev. (Texas Medical Center) VRDO
3.180%, 4/3/2006 (1)	1,000	1,000
Houston TX Water & Sewer System Rev
0.000%, 12/1/2008 (2)	2,750	2,489
Lubbock TX Health Fac. Dev. Corp. Rev. (St. Joseph's Health System)
5.000%, 7/1/2008 (4)	1,645	1,689
San Antonio TX Electric & Gas Rev
5.125%, 2/1/2009	1,000	1,038
San Antonio TX Water Rev
6.500%, 5/15/2010 (1) (ETM)	75	81
Texas Muni. Power Agency Rev
0.000%, 9/1/2010 (2) (ETM)	160	135
Texas Water Dev. Board Rev. VRDO
3.130%, 4/3/2006	2,370	2,370
Univ. of Texas Permanent Univ. Fund Rev
5.250%, 8/15/2018	4,900	5,372

		31,053

Utah (0.7%)
Salt Lake County UT Building Auth. Lease Rev
5.500%, 10/1/2009 (Prere.)	4,340	4,597

Virginia (0.7%)
Fairfax County VA IDA Hosp. Rev. Bonds (Inova Health System Hosp. Project) VRDO
3.150%, 4/7/2006	4,300	4,300

Washington (0.3%)
King County WA Library System GO
6.050%, 12/1/2006 (Prere.)	1,000	1,017
Washington GO
6.000%, 6/1/2012	1,000	1,111

		2,128

Wisconsin (0.5%)
Wisconsin GO
5.750%, 5/1/2011 (Prere.)	1,355	1,480
5.750%, 5/1/2011 (Prere.)	1,340	1,464

		2,944

Total Municipal Bonds
(Cost $314,541)		318,053

Total Investments (99.5%)
(Cost $491,974)		622,026

Other Assets and Liabilities—Net (0.5%)		2,946

Net Assets (100%)		624,972

*Non-income-producing security.

KEY TO ABBREVIATIONS
ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
REIT — Real Estate Investment Trust.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10)XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)

The insurance does not guarantee the market value of the municipal bonds.
LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2006, the cost of investment securities for tax purposes was $491,974,000. Net unrealized appreciation of investment securities for tax purposes was $130,052,000, consisting of unrealized gains of $134,650,000 on securities that had risen in value since their purchase and $4,598,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small-Cap Fund Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (100.3%)

Consumer Discretionary (15.3%)
* NVR, Inc.	15,450	11,417
SCP Pool Corp.	163,352	7,663
* Panera Bread Co.	97,393	7,322
Standard Pacific Corp.	213,340	7,172
Polaris Industries, Inc.	129,022	7,039
* Tractor Supply Co.	103,765	6,884
* Sonic Corp.	184,103	6,468
Men's Wearhouse, Inc.	164,224	5,902
* Quiksilver, Inc.	367,826	5,098
* Jack in the Box Inc.	110,475	4,806
* Aztar Corp.	111,647	4,688
Phillips-Van Heusen Corp.	114,302	4,367
Ethan Allen Interiors, Inc.	103,418	4,346
* Select Comfort Corp.	108,996	4,311
* Zale Corp.	151,557	4,248
* Live Nation	210,665	4,180
* Pinnacle Entertainment, Inc.	145,923	4,111
* P.F. Chang's China Bistro, Inc.	82,529	4,068
* Meritage Corp.	71,575	3,934
Wolverine World Wide, Inc.	176,622	3,909
* Guitar Center, Inc.	81,419	3,884
* The Children's Place Retail Stores, Inc.	66,688	3,861
* Shuffle Master, Inc.	107,969	3,859
Aaron Rents, Inc. Class B	139,984	3,803
* Hibbett Sporting Goods, Inc.	110,833	3,656
* Rare Hospitality International Inc.	104,691	3,646
* CEC Entertainment Inc.	106,388	3,577
* Too Inc.	103,754	3,564
* Champion Enterprises, Inc.	236,575	3,539
* The Dress Barn, Inc.	70,627	3,387
* Insight Enterprises, Inc.	149,057	3,281
Arbitron Inc.	96,405	3,260
Building Materials Holding Corp.	90,108	3,211
Group 1 Automotive, Inc.	66,779	3,175
ADVO, Inc.	97,699	3,126
Winnebago Industries, Inc.	102,288	3,103
Brown Shoe Co., Inc.	57,360	3,010
* LKQ Corp.	143,600	2,988
* Fossil, Inc.	152,414	2,832
IHOP Corp.	58,294	2,795
* Genesco, Inc.	71,257	2,771
La-Z-Boy Inc.	160,893	2,735
Christopher & Banks Corp.	112,339	2,607
Sonic Automotive, Inc.	92,208	2,560
* The Gymboree Corp.	98,278	2,559
The Pep Boys (Manny, Moe & Jack)	168,918	2,552
Kellwood Co.	79,997	2,511
* Papa John's International, Inc.	75,709	2,484
Stage Stores, Inc.	82,305	2,449
K-Swiss, Inc.	80,823	2,436
Burlington Coat Factory Warehouse Corp.	52,473	2,385
Oxford Industries, Inc.	45,461	2,324
Cato Corp. Class A	96,754	2,309
Finish Line, Inc.	136,676	2,248
* JAKKS Pacific, Inc.	84,039	2,247
* Jos. A. Bank Clothiers, Inc.	46,371	2,223
* Fleetwood Enterprises, Inc.	197,894	2,211
Triarc Cos., Inc. Class B	124,554	2,177
* Universal Technical Institute Inc.	71,771	2,160
* WMS Industries, Inc.	70,544	2,123
* Interface, Inc.	149,103	2,059
* Ryan's Restaurant Group, Inc.	130,809	1,897
Tuesday Morning Corp.	80,800	1,866
* Steak n Shake Co.	87,102	1,838
Landry's Restaurants, Inc.	52,007	1,837
* K2 Inc.	145,687	1,828
* MarineMax, Inc.	49,932	1,674
* Drew Industries, Inc.	46,615	1,657
The Stride Rite Corp.	114,191	1,653
Lone Star Steakhouse & Saloon, Inc.	55,838	1,587
Stein Mart, Inc.	91,001	1,585
Nautilus Inc.	103,949	1,554
* J. Jill Group, Inc.	63,080	1,508
Russell Corp.	102,844	1,419
The Marcus Corp.	69,107	1,379
Superior Industries International, Inc.	71,068	1,376
* O'Charley's Inc.	71,100	1,313
* Vertrue Inc.	30,337	1,268
* Cost Plus, Inc.	68,929	1,179
Pre-Paid Legal Services, Inc.	31,996	1,135
Monaco Coach Corp.	83,141	1,114
Haverty Furniture Cos., Inc.	70,646	1,014
* Bally Total Fitness Holding Corp.	107,090	1,003
Thomas Nelson, Inc.	34,010	995
* Jo-Ann Stores, Inc.	72,983	982
Arctic Cat, Inc.	40,070	964
Skyline Corp.	21,097	873
* Midas Inc.	39,613	866
Triarc Cos., Inc. Class A	43,900	800
Bassett Furniture Industries, Inc.	37,080	740
National Presto Industries, Inc.	14,860	731
* 4Kids Entertainment Inc.	40,293	693
* Audiovox Corp.	57,455	686
Russ Berrie and Co., Inc.	37,454	569
* Lenox Group, Inc.	43,349	568
Sturm, Ruger & Co., Inc.	67,905	542
Coachmen Industries, Inc.	44,934	511
* Ashworth, Inc.	45,204	449
CPI Corp.	21,420	437
Standard Motor Products, Inc.	38,448	341
Libbey, Inc.	44,052	312
Hancock Fabrics, Inc.	20,319	74

		274,437

Consumer Staples (3.7%)
Corn Products International, Inc.	229,511	6,787
* Hansen Natural Corp.	39,225	4,944
Flowers Foods, Inc.	162,687	4,832
* United Natural Foods, Inc.	130,233	4,554
Longs Drug Stores, Inc.	88,931	4,116
* NBTY, Inc.	173,502	3,907
* Performance Food Group Co.	116,387	3,630
Casey's General Stores, Inc.	156,035	3,569
* Ralcorp Holdings, Inc.	92,082	3,504
Delta & Pine Land Co.	112,384	3,390
* Hain Celestial Group, Inc.	118,617	3,107
* The Great Atlantic & Pacific Tea Co., Inc.	76,138	2,660
* TreeHouse Foods Inc.	96,351	2,558
* Spectrum Brands Inc.	116,731	2,535
Lance, Inc.	94,003	2,115
WD-40 Co.	52,273	1,613
J & J Snack Foods Corp.	42,164	1,416
* Peet's Coffee & Tea Inc.	43,943	1,318
Alliance One International, Inc.	270,866	1,316
* USANA Health Sciences, Inc.	31,191	1,301
Nash-Finch Co.	41,293	1,235
Sanderson Farms, Inc.	45,076	1,010
Nature's Sunshine Inc.	37,054	463

		65,880

Energy (7.8%)
Cimarex Energy Co.	257,024	11,119
Frontier Oil Corp.	175,420	10,411
* Helix Energy Solutions Group	241,485	9,152
Massey Energy Co.	239,041	8,622
* Unit Corp.	143,726	8,013
Cabot Oil & Gas Corp.	152,111	7,291
St. Mary Land & Exploration Co.	175,620	7,171
* Maverick Tube Corp.	133,916	7,096
* Lone Star Technologies, Inc.	95,104	5,270
* SEACOR Holdings Inc.	64,427	5,103
* TETRA Technologies, Inc.	107,724	5,067
* Veritas DGC Inc.	110,689	5,024
* Hydrill Co.	61,202	4,771
* Oceaneering International, Inc.	83,128	4,763
* Atwood Oceanics, Inc.	41,690	4,211
Penn Virginia Corp.	57,712	4,098
* W-H Energy Services, Inc.	91,029	4,050
* Stone Energy Corp.	84,341	3,722
CARBO Ceramics Inc.	61,939	3,525
World Fuel Services Corp.	85,133	3,443
* Swift Energy Co.	89,387	3,348
* Remington Oil & Gas Corp.	73,202	3,164
Lufkin Industries, Inc.	45,483	2,522
* Dril-Quip, Inc.	32,976	2,336
* Petroleum Development Corp.	51,474	2,335
* Bristow Group, Inc.	72,767	2,249
* Input/Output, Inc.	218,016	2,117
* NS Group Inc.	16,649	766

		140,759

Financials (14.8%)
Shurgard Storage Centers, Inc. Class A REIT	145,805	9,715
New Century Financial Corp. REIT	175,694	8,085
Essex Property Trust, Inc. REIT	71,021	7,722
Colonial Properties Trust REIT	140,269	7,032
Kilroy Realty Corp. REIT	90,474	6,990
Whitney Holdings Corp.	196,569	6,970
East West Bancorp, Inc.	180,623	6,963
* Investment Technology Group, Inc.	130,871	6,517
The South Financial Group, Inc.	231,885	6,064
* Philadelphia Consolidated Holding Corp.	172,132	5,877
First Midwest Bancorp, Inc.	153,029	5,596
Zenith National Insurance Corp.	115,600	5,564
UCBH Holdings, Inc.	289,327	5,474
* ProAssurance Corp.	96,634	5,025
Selective Insurance Group	88,280	4,679
Hilb, Rogal and Hamilton Co.	112,287	4,628
Delphi Financial Group, Inc.	89,138	4,602
United Bankshares, Inc.	115,324	4,413
Downey Financial Corp.	65,109	4,382
Fremont General Corp.	203,159	4,380
Wintrust Financial Corp.	73,681	4,286
Chittenden Corp.	145,511	4,215
Commercial Net Lease Realty REIT	173,610	4,045
MAF Bancorp, Inc.	91,824	4,019
UICI	108,647	4,019
Umpqua Holdings Corp.	138,401	3,944
R.L.I. Corp.	66,743	3,824
Susquehanna Bancshares, Inc.	145,511	3,750
Provident Bankshares Corp.	102,245	3,727
Boston Private Financial Holdings, Inc.	108,938	3,681
LandAmerica Financial Group, Inc.	54,033	3,666
* Piper Jaffray Cos., Inc.	64,424	3,543
Central Pacific Financial Co.	94,443	3,468
Entertainment Properties Trust REIT	81,993	3,442
Lexington Corporate Properties Trust REIT	161,981	3,377
EastGroup Properties, Inc. REIT	68,697	3,259
Sterling Financial Corp.	108,434	3,145
* First Federal Financial Corp.	51,457	3,078
First BanCorp Puerto Rico	243,371	3,008
* LaBranche & Co. Inc.	188,900	2,987
Brookline Bancorp, Inc.	191,546	2,967
Sovran Self Storage, Inc. REIT	52,758	2,912
TrustCo Bank NY	232,998	2,836
Republic Bancorp, Inc.	233,762	2,814
Cash America International Inc.	91,465	2,746
First Republic Bank	71,239	2,694
BankUnited Financial Corp.	99,462	2,689
Infinity Property & Casualty Corp.	64,239	2,681
Stewart Information Services Corp.	56,731	2,671
Sterling Bancshares, Inc.	141,400	2,552
Financial Federal Corp.	84,180	2,466
Glenborough Realty Trust, Inc. REIT	108,223	2,354
Acadia Realty Trust REIT	98,534	2,320
* Portfolio Recovery Associates, Inc.	49,418	2,314
Harbor Florida Bancshares, Inc.	60,800	2,302
PrivateBancorp, Inc.	54,563	2,264
Town & Country Trust REIT	54,563	2,215
Hanmi Financial Corp.	122,412	2,211
Gold Banc Corp., Inc.	119,395	2,187
Prosperity Bancshares, Inc.	67,203	2,030
Parkway Properties Inc. REIT	43,960	1,920
First Commonwealth Financial Corp.	118,400	1,736
Anchor Bancorp Wisconsin Inc.	57,151	1,732
Presidential Life Corp.	67,145	1,706
Glacier Bancorp, Inc.	53,658	1,666
Flagstar Bancorp, Inc.	109,381	1,652
* World Acceptance Corp.	57,251	1,569
LTC Properties, Inc. REIT	63,250	1,471
* Franklin Bank Corp.	72,691	1,398
Independent Bank Corp. (MI)	45,600	1,297
SWS Group, Inc.	49,207	1,287
Fidelity Bankshares, Inc.	37,183	1,250
Dime Community Bancshares	86,250	1,239
Nara Bancorp, Inc.	62,561	1,098
Irwin Financial Corp.	56,034	1,083
* SCPIE Holdings Inc.	31,167	764
* Rewards Network Inc.	65,678	523
BankAtlantic Bancorp, Inc. Class A	15,017	216
Community Bank System, Inc.	3,232	72

		267,065

Health Care (12.5%)
* ResMed Inc.	233,170	10,255
* Cerner Corp.	192,387	9,129
* Respironics, Inc.	225,012	8,755
* IDEXX Laboratories Corp.	99,245	8,571
* Pediatrix Medical Group, Inc.	76,654	7,868
* Hologic, Inc.	140,721	7,789
Cooper Cos., Inc.	138,106	7,462
* Sierra Health Services, Inc.	160,941	6,550
Medicis Pharmaceutical Corp.	168,668	5,499
* Healthways, Inc.	106,211	5,410
Mentor Corp.	118,820	5,384
* Sybron Dental Specialties, Inc.	125,786	5,187
* Sunrise Senior Living, Inc.	129,255	5,037
* United Surgical Partners International, Inc.	137,848	4,881
* American Medical Systems Holdings, Inc.	216,545	4,872
Chemed Corp.	80,120	4,754
* MGI Pharma, Inc.	240,767	4,213
* Haemonetics Corp.	82,683	4,198
Owens & Minor, Inc. Holding Co.	124,243	4,071
* Immucor Inc.	141,689	4,065
* Centene Corp.	133,399	3,891
* Dionex Corp.	62,489	3,842
* ArthroCare Corp.	77,861	3,723
Diagnostic Products Corp.	73,238	3,488
Alpharma, Inc. Class A	129,946	3,485
* AMERIGROUP Corp.	160,724	3,382
LCA-Vision Inc.	64,164	3,215
PolyMedica Corp.	74,787	3,168
Invacare Corp.	98,713	3,066
* Intermagnetics General Corp.	119,862	3,003
* Viasys Healthcare Inc.	98,678	2,968
* Per-Se Technologies, Inc.	108,654	2,897
* Ventiv Health, Inc.	86,100	2,860
Analogic Corp.	42,947	2,843
* Biosite Inc.	54,189	2,814
* DJ Orthopedics Inc.	69,156	2,750
* Regeneron Pharmaceuticals, Inc.	160,492	2,669
* Genesis Healthcare Corp.	60,282	2,649
* Matria Healthcare, Inc.	62,600	2,376
* Integra LifeSciences Holdings	54,746	2,243
* PAREXEL International Corp.	82,591	2,184
* AmSurg Corp.	92,768	2,105
* Connetics Corp.	109,979	1,862
* Odyssey Healthcare, Inc.	107,723	1,854
* Dendrite International, Inc.	134,758	1,839
* CONMED Corp.	91,678	1,756
* Cyberonics, Inc.	68,065	1,754
* SurModics, Inc.	48,604	1,719
* Amedisys Inc.	49,151	1,708
Cambrex Corp.	82,845	1,619
* ICU Medical, Inc.	44,148	1,598
Datascope Corp.	38,512	1,524
* Greatbatch, Inc.	67,729	1,484
* Laserscope	62,557	1,479
* Gentiva Health Services, Inc.	81,191	1,478
* SFBC International, Inc.	57,682	1,406
* Noven Pharmaceuticals, Inc.	73,726	1,328
* Cross Country Healthcare, Inc.	64,848	1,255
* Enzo Biochem, Inc.	85,033	1,148
* First Horizon Pharmaceutical Corp.	44,658	1,126
* Merit Medical Systems, Inc.	84,287	1,012
* Savient Pharmaceuticals Inc.	189,911	1,012
Vital Signs, Inc.	17,780	977
* Kensey Nash Corp.	31,090	889
* Bradley Pharmaceuticals, Inc.	47,530	707
BioLase Technology, Inc.	72,618	694
* ArQule, Inc.	111,019	637
Hooper Holmes, Inc.	205,074	593
* Possis Medical Inc.	53,925	548
* Theragenics Corp.	101,991	322
* CryoLife Inc.	68,505	301
* Osteotech, Inc.	56,005	245

		225,445

Industrials (19.0%)
Oshkosh Truck Corp.	228,448	14,219
Roper Industries Inc.	266,537	12,962
JLG Industries, Inc.	327,448	10,082
The Manitowoc Co., Inc.	94,156	8,582
IDEX Corp.	163,946	8,553
Landstar System, Inc.	183,017	8,075
* Shaw Group, Inc.	246,439	7,492
The Toro Co.	132,322	6,318
* Kansas City Southern	243,842	6,023
* Waste Connections, Inc.	144,071	5,736
Brady Corp. Class A	152,589	5,716
CLARCOR Inc.	160,553	5,716
Briggs & Stratton Corp.	160,754	5,686
Acuity Brands, Inc.	139,402	5,576
* Kirby Corp.	81,857	5,575
* URS Corp.	133,754	5,384
* Armor Holdings, Inc.	92,187	5,374
* United Stationers, Inc.	100,275	5,325
Lennox International Inc.	176,511	5,271
* Gardner Denver Inc.	80,819	5,269
Skywest, Inc.	179,559	5,256
Watsco, Inc.	73,794	5,243
* EGL, Inc.	114,521	5,153
Simpson Manufacturing Co.	114,308	4,950
* EMCOR Group, Inc.	96,890	4,812
Curtiss-Wright Corp.	67,519	4,470
Watson Wyatt & Co. Holdings	131,334	4,279
* Ceradyne, Inc.	82,262	4,105
* Moog Inc.	114,220	4,054
Regal-Beloit Corp.	95,329	4,030
* Labor Ready, Inc.	167,886	4,021
* NCI Building Systems, Inc.	65,589	3,920
Administaff, Inc.	71,353	3,879
Albany International Corp.	100,082	3,812
* Teledyne Technologies, Inc.	105,057	3,740
Forward Air Corp.	97,786	3,646
Knight Transportation, Inc.	178,973	3,535
Kaydon Corp.	87,255	3,522
* GenCorp, Inc.	170,960	3,513
Applied Industrial Technology, Inc.	77,300	3,448
John H. Harland Co.	87,604	3,443
* Tetra Tech, Inc.	177,713	3,393
* Esterline Technologies Corp.	78,812	3,369
Stewart & Stevenson Services, Inc.	90,732	3,310
* Mobile Mini, Inc.	106,996	3,308
A.O. Smith Corp.	62,527	3,301
Universal Forest Products, Inc.	50,746	3,222
* AAR Corp.	110,641	3,151
Arkansas Best Corp.	79,114	3,095
Woodward Governor Co.	92,433	3,073
Heartland Express, Inc.	140,000	3,051
Baldor Electric Co.	87,374	2,959
Watts Water Technologies, Inc.	79,030	2,872
* Hub Group, Inc.	62,743	2,860
G & K Services, Inc. Class A	65,771	2,798
* School Specialty, Inc.	71,583	2,470
Viad Corp.	69,696	2,389
* NCO Group, Inc.	100,031	2,376
* Old Dominion Freight Line, Inc.	88,052	2,373
* EnPro Industries, Inc.	67,392	2,312
ABM Industries Inc.	119,781	2,296
* Insituform Technologies Inc. Class A	84,354	2,244
* Coinstar, Inc.	86,468	2,240
Barnes Group, Inc.	54,790	2,219
* Triumph Group, Inc.	49,742	2,202
Valmont Industries, Inc.	51,367	2,160
* Heidrick & Struggles International, Inc.	57,774	2,096
* Griffon Corp.	80,677	2,004
* Astec Industries, Inc.	54,365	1,952
* Spherion Corp.	185,883	1,933
Wabash National Corp.	96,958	1,915
* Consolidated Graphics, Inc.	36,607	1,908
ElkCorp	56,445	1,905
Kaman Corp. Class A	74,117	1,865
Healthcare Services Group, Inc.	84,472	1,804
* A.S.V., Inc.	55,421	1,786
Bowne & Co., Inc.	103,021	1,717
Apogee Enterprises, Inc.	87,180	1,472
EDO Corp.	45,915	1,417
Tredegar Corp.	87,199	1,387
* Artesyn Technologies, Inc.	125,272	1,372
Mueller Industries Inc.	36,762	1,312
* Mesa Air Group Inc.	109,822	1,256
Vicor Corp.	60,001	1,184
* SOURCECORP, Inc.	48,636	1,173
Cubic Corp.	48,523	1,162
CDI Corp.	39,283	1,130
Standex International Corp.	34,922	1,106
Lindsay Manufacturing Co.	36,138	979
Central Parking Corp.	55,878	894
* On Assignment, Inc.	80,017	879
The Standard Register Co.	51,162	793
* Volt Information Sciences Inc.	25,435	777
C & D Technologies, Inc.	79,122	731
Applied Signal Technology, Inc.	36,547	725
Angelica Corp.	28,934	594
Lawson Products, Inc.	14,216	582
* Lydall, Inc.	51,300	495
* Magnatek, Inc.	91,457	363

		341,476

Information Technology (16.2%)
Global Payments Inc.	206,475	10,945
* Trimble Navigation Ltd.	168,108	7,573
* CACI International, Inc.	93,945	6,177
* FLIR Systems, Inc.	215,514	6,123
* Hyperion Solutions Corp.	185,071	6,033
* Microsemi Corp.	198,234	5,771
* Avid Technology, Inc.	130,778	5,684
* MICROS Systems, Inc.	121,488	5,597
* ANSYS, Inc.	99,892	5,409
* THQ Inc.	198,246	5,133
* Benchmark Electronics, Inc.	132,182	5,069
* Cymer, Inc.	111,023	5,045
* Varian Semiconductor Equipment Associates, Inc.	178,636	5,016
Anixter International Inc.	102,153	4,881
FactSet Research Systems Inc.	105,188	4,665
* Itron, Inc.	77,433	4,634
* Komag, Inc.	93,897	4,469
Cognex Corp.	147,035	4,358
* Take-Two Interactive Software, Inc.	222,347	4,149
* Websense, Inc.	149,400	4,120
* Brightpoint, Inc.	129,361	4,018
* Digital Insight Corp.	106,929	3,892
Belden CDT Inc.	136,622	3,720
* eFunds Corp.	143,489	3,708
* Kronos, Inc.	98,948	3,700
* Progress Software Corp.	125,668	3,656
* WebEx Communications, Inc.	108,199	3,643
* j2 Global Communications, Inc.	76,993	3,619
* ATMI, Inc.	117,515	3,549
* FileNet Corp.	129,991	3,512
* Coherent, Inc.	96,611	3,392
* Skyworks Solutions, Inc.	495,671	3,366
* Brooks Automation, Inc.	231,636	3,298
* Checkpoint Systems, Inc.	120,692	3,244
* Aeroflex, Inc.	232,655	3,194
Technitrol, Inc.	126,391	3,031
* Internet Security Systems, Inc.	119,719	2,871
Talx Corp.	99,599	2,837
* Global Imaging Systems, Inc.	72,665	2,760
* Rogers Corp.	50,526	2,753
Black Box Corp.	54,465	2,617
MTS Systems Corp.	61,396	2,568
* DSP Group Inc.	88,486	2,567
* Diodes Inc.	58,647	2,434
* Photronics Inc.	129,029	2,421
* Hutchinson Technology, Inc.	79,555	2,400
* ScanSource, Inc.	39,693	2,398
* Littelfuse, Inc.	69,307	2,365
* Power Integrations, Inc.	91,675	2,272
* Paxar Corp.	114,856	2,248
* Keane, Inc.	141,623	2,231
MAXIMUS, Inc.	59,189	2,130
Daktronics, Inc.	58,240	2,126
Gevity HR, Inc.	85,482	2,091
* ViaSat, Inc.	71,005	2,034
* Electro Scientific Industries, Inc.	89,566	1,982
* Adaptec, Inc.	355,544	1,966
* Veeco Instruments, Inc.	83,343	1,946
* Secure Computing Corp.	167,783	1,936
* Manhattan Associates, Inc.	85,895	1,890
* ManTech International Corp.	55,891	1,857
Park Electrochemical Corp.	62,436	1,842
* Ultratech, Inc.	75,140	1,839
* Axcelis Technologies, Inc.	313,273	1,836
* Neoware Systems, Inc.	61,292	1,815
* iPayment Holdings, Inc.	40,469	1,734
* Standard Microsystem Corp.	66,583	1,730
* Synaptics Inc.	77,132	1,696
* Open Solutions Inc.	61,927	1,691
* Kulicke & Soffa Industries, Inc.	175,277	1,672
* SPSS, Inc.	52,599	1,665
* Altiris, Inc.	72,578	1,597
* Exar Corp.	110,644	1,580
* FEI Co.	78,445	1,557
CTS Corp.	112,194	1,501
Cohu, Inc.	70,368	1,493
* Harmonic, Inc.	228,767	1,457
* Intrado Inc.	56,012	1,455
Agilysys, Inc.	95,001	1,431
* Sonic Solutions, Inc.	78,962	1,430
* Supertex, Inc.	37,146	1,397
Inter-Tel, Inc.	65,166	1,397
* JDA Software Group, Inc.	90,343	1,305
* C-COR Inc.	148,669	1,299
* Advanced Energy Industries, Inc.	91,818	1,297
* RadiSys Corp.	64,927	1,289
Methode Electronics, Inc. Class A	117,200	1,276
Bel Fuse, Inc. Class B	36,355	1,274
* Actel Corp.	79,141	1,262
* Rudolph Technologies, Inc.	73,814	1,259
* Symmetricom Inc.	143,492	1,227
* Ciber, Inc.	172,466	1,100
* MRO Software Inc.	68,453	1,093
* Kopin Corp.	214,244	1,073
* Ditech Communications Corp.	101,606	1,062
* LoJack Corp.	41,920	1,005
* Radiant Systems, Inc.	74,090	1,002
* Photon Dynamics, Inc.	52,996	994
* Epicor Software Corp.	70,600	948
* MapInfo Corp.	65,046	912
Startek, Inc.	35,226	830
* Pericom Semiconductor Corp.	83,315	821
* EPIQ Systems, Inc.	42,593	809
* Planar Systems, Inc.	47,279	800
* SBS Technologies, Inc.	48,602	787
X-Rite Inc.	57,628	765
* Digi International, Inc.	65,071	759
* Gerber Scientific, Inc.	70,442	728
Keithley Instruments Inc.	44,867	689
* Tollgrade Communications, Inc.	41,198	613
* Bell Microproducts Inc.	92,968	573
* Phoenix Technologies Ltd.	77,935	528
* Pegasus Solutions Inc.	55,462	522
* Napster, Inc.	137,977	466
* Catapult Communications Corp.	32,934	438
* Carreker Corp.	67,013	431
* Captaris Inc.	89,171	413
* ESS Technology, Inc.	110,153	366
* Miva Inc.	87,799	358
* Network Equipment Technologies, Inc.	41,649	165
* Mercury Computer Systems, Inc.	77	1

		291,447

Materials (6.6%)
Commercial Metals Co.	181,624	9,715
Florida Rock Industries, Inc.	149,779	8,421
Reliance Steel & Aluminum Co.	85,875	8,065
Carpenter Technology Corp.	68,461	6,471
AptarGroup Inc.	109,016	6,023
Cleveland-Cliffs Inc.	68,381	5,957
Quanex Corp.	78,328	5,219
* Headwaters Inc.	130,883	5,208
H.B. Fuller Co.	90,931	4,668
* Aleris International Inc.	96,679	4,647
* Chaparral Steel Co.	71,006	4,610
Texas Industries, Inc.	71,705	4,337
* RTI International Metals, Inc.	71,672	3,931
* Century Aluminum Co.	70,989	3,014
Georgia Gulf Corp.	106,271	2,762
* PolyOne Corp.	286,660	2,672
MacDermid, Inc.	78,570	2,526
A. Schulman Inc.	96,026	2,377
Deltic Timber Corp.	38,069	2,307
Wausau Paper Corp.	160,082	2,268
Arch Chemicals, Inc.	74,449	2,263
* OM Group, Inc.	91,550	2,106
Ryerson Tull, Inc.	78,571	2,103
* Tronox Inc. Class B	123,000	2,090
AMCOL International Corp.	68,409	1,970
Myers Industries, Inc.	97,240	1,555
Neenah Paper Inc.	45,889	1,503
Rock-Tenn Co.	98,054	1,470
* Brush Engineered Materials Inc.	59,897	1,183
Schweitzer-Mauduit International, Inc.	48,014	1,152
A.M. Castle & Co.	32,555	960
* Buckeye Technology, Inc.	103,443	936
* Caraustar Industries, Inc.	89,629	922
Steel Technologies, Inc.	34,859	847
* Omnova Solutions Inc.	128,518	787
Quaker Chemical Corp.	30,554	665
* Material Sciences Corp.	40,219	486
Penford Corp.	28,522	459
Chesapeake Corp. of Virginia	17,964	249
Wellman, Inc.	11,302	72
Pope & Talbot, Inc.	8,690	59

		119,035

Telecommunication Services (0.2%)
Commonwealth Telephone Enterprises, Inc.	68,193	2,349
* General Communication, Inc.	146,357	1,769

		4,118

Utilities (4.2%)
Energen Corp.	227,682	7,969
Southern Union Co.	303,768	7,543
UGI Corp. Holding Co.	326,194	6,873
Atmos Energy Corp.	251,105	6,612
Piedmont Natural Gas, Inc.	237,907	5,707
ALLETE, Inc.	93,569	4,360
New Jersey Resources Corp.	85,868	3,886
Cleco Corp.	155,231	3,466
Southwest Gas Corp.	123,086	3,440
UniSource Energy Corp.	108,250	3,302
Avista Corp.	150,866	3,115
Northwest Natural Gas Co.	85,402	3,031
* El Paso Electric Co.	149,615	2,849
South Jersey Industries, Inc.	90,234	2,461
The Laclede Group, Inc.	66,395	2,285
UIL Holdings Corp.	40,356	2,113
CH Energy Group, Inc.	42,032	2,018
American States Water Co.	52,133	1,948
Central Vermont Public Service Corp.	38,687	821
Cascade Natural Gas Corp.	35,731	704
Green Mountain Power Corp.	16,619	480

		74,983

Total Common Stocks
(Cost $1,075,415)		1,804,645

Temporary Cash Investment (0.6%)
1 Vanguard Market Liquidity Fund, 4.715%
(Cost $10,025)	10,024,623	10,025

Total Investments (100.9%)
(Cost $1,085,440)		1,814,670

Other Assets and Liabilities—Net (-0.9%)		(16,356)

Net Assets (100%)		1,798,314

   *Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
   Rate shown is the 7-day yield.
   REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At March 31, 2006, the cost of investment securities for tax purposes was $1,085,440,000. Net unrealized appreciation of investment securities for tax purposes was $729,230,000, consisting of unrealized gains of $732,138,000 on securities that had risen in value since their purchase and $2,908,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed International Fund Schedule of Investments March 31, 2006
	Shares	Market Value ($000)

Common Stocks (100.2%)

Australia (5.0%)
BHP Billiton Ltd.	488,431	9,681
National Australia Bank Ltd.	218,875	5,870
Commonwealth Bank of Australia	177,404	5,724
Australia & New Zealand Bank Group Ltd.	250,513	4,726
Westpac Banking Corp., Ltd.	251,793	4,263
Rio Tinto Ltd.	39,961	2,245
Woodside Petroleum Ltd.	66,942	2,168
Woolworths Ltd.	160,935	2,161
Rinker Group Ltd.	131,881	1,851
QBE Insurance Group Ltd.	112,087	1,746
AMP Ltd.	266,625	1,648
Macquarie Bank Ltd.	33,212	1,528
Wesfarmers Ltd.	54,586	1,356
Coles Myer Ltd.	170,937	1,302
Suncorp-Metway Ltd.	81,445	1,128
Brambles Industries Ltd.	145,904	1,116
Foster's Group Ltd.	292,635	1,107
CSL Ltd.	27,167	1,061
Alumina Ltd.	179,486	945
Insurance Australia Group Ltd.	239,460	933
Australian Gas Light Co., Ltd.	70,204	927
Telstra Corp. Ltd.	327,323	871
Newcrest Mining Ltd.	50,584	845
Tabcorp Holdings Ltd.	74,516	821
Orica Ltd.	47,398	783
Santos Ltd.	90,474	733
Amcor Ltd.	138,947	733
Origin Energy Ltd.	126,501	660
Patrick Corp. Ltd.	110,402	634
Boral Ltd.	97,073	617
BlueScope Steel Ltd.	119,105	610
Transurban Group	126,306	606
AXA Asia Pacific Holdings Ltd.	138,948	574
Lend Lease Corp.	56,453	556
James Hardie Industries NV	79,988	540
CSR Ltd.	163,752	521
Aristocrat Leisure Ltd.	53,074	521
Sonic Healthcare Ltd.	42,077	471
Coca-Cola Amatil Ltd.	91,045	469
John Fairfax Holdings Ltd.	154,881	444
Australian Stock Exchange Ltd.	18,751	437
Toll Holdings Ltd.	45,935	428
Qantas Airways Ltd.	160,334	404
Computershare Ltd.	75,549	396
Cochlear Ltd.	9,870	374
Babcock & Brown Ltd.	28,252	371
Alinta Ltd.	46,180	361
SFE Corp. Ltd.	30,430	354
Perpetual Trustees Australia Ltd.	7,276	352
OneSteel Ltd.	119,415	350
Leighton Holdings Ltd.	27,561	348
Caltex Australia Ltd.	24,130	330
Harvey Norman Holdings Ltd.	120,957	326
Publishing & Broadcasting Ltd.	26,140	322
Symbion Health Ltd.	127,786	313
Downer EDI Ltd.	49,479	312
Lion Nathan Ltd.	54,058	312
* Mayne Pharma Ltd.	142,915	302
Macquarie Communications Infrastructure Group	72,283	301
Macquarie Airports Group	124,509	299
Paperlinx Ltd.	107,186	288
Iluka Resources Ltd.	51,403	287
Unitab Ltd.	26,060	282
Billabong International Ltd.	25,166	272
Ansell Ltd.	32,961	272
Challenger Financial Services Group Ltd.	95,966	239
Futuris Corp., Ltd.	142,555	229
APN News & Media Ltd.	65,745	222
DCA Group Ltd.	82,428	216
Pacific Brands Ltd.	123,807	211

		75,005

Austria (0.5%)
Erste Bank der Oesterreichischen Sparkassen AG	26,200	1,540
OMV AG	22,620	1,511
Telekom Austria AG	50,137	1,179
Voestalpine AG	3,685	514
* Meinl European Land Ltd.	25,760	483
Oesterreichische Elektrizitaetswirtschafts AG Class A	1,017	452
Wienerberger AG	7,461	374
Boehler-Uddeholm AG	1,798	370
* Raiffeisen International Bank-Holding AG	4,311	367
* Wiener Staedtische Allgemeine Versicherung AG	5,196	320
Mayr-Melnhof Karton AG	1,071	191
Andritz AG	1,085	158
Flughafen Wien AG	1,602	125
* RHI AG	1,970	64

		7,648

Belgium (1.2%)
Fortis Group	159,852	5,690
KBC Bank & Verzekerings Holding	24,893	2,663
Dexia	74,373	1,917
InBev	25,205	1,179
Solvay SA	8,661	998
Delhaize Group	11,051	790
Belgacom SA	24,290	776
UCB SA	12,400	609
Umicore	3,910	540
Colruyt NV	2,588	387
Agfa Gevaert NV	17,828	339
Mobistar SA	4,397	318
Bekaert NV	2,850	293
Cofinimmo	1,351	225
D'Ieteren SA	662	198
Compagnie Maritime Belge SA	5,885	176
Euronav SA	6,069	164
Omega Pharma SA	2,311	142
Barco NV	1,397	119

		17,523

Denmark (0.7%)
Danske Bank A/S	62,668	2,320
Novo Nordisk A/S B Shares	30,744	1,910
AP Moller-Maersk A/S	172	1,473
Danisco A/S	6,729	544
* Vestas Wind Systems A/S	20,705	514
Novozymes A/S	6,624	448
DSV, De Sammensluttede Vognmaend A/S	3,300	438
Coloplast A/S B Shares	5,050	380
GN Store Nord A/S	25,167	346
* Topdanmark A/S	2,500	313
H. Lundbeck A/S	10,918	239
Carlsberg A/S B Shares	3,656	238
* William Demant A/S	3,100	205
Bang & Olufsen A/S B Shares	1,709	197
D/S Torm A/S	3,735	174
FLS Industries A/S B Shares	3,799	152
NKT Holding A/S	2,140	135
Trygvesta AS	1,913	111
East Asiatic Co. A/S	1,950	80

		10,217

Finland (1.5%)
Nokia Oyj	526,376	10,867
UPM-Kymmene Oyj	72,032	1,696
Fortum Oyj	61,215	1,540
Stora Enso Oyj R Shares	84,345	1,292
Sampo Oyj A Shares	56,172	1,180
Neste Oil Oyj	19,581	674
Metso Oyj	16,540	637
YIT Oyj	19,962	541
Rautaruuki Oyj	13,770	507
Kone Oyj	11,930	490
TietoEnator Oyj B Shares	12,255	477
Elisa Oyj Class A	23,843	471
Wartsila Oyj B Shares	10,675	395
Outokumpu Oyj A Shares	19,200	387
Nokian Renkaat Oyj	20,190	355
Kesko Oyj	10,860	339
Orion-Yhtyma Oyj B Shares	14,000	337
Uponor Oyj	11,190	292
Amer Group Ltd.	13,971	284
Cargotec Corp.	6,897	282
KCI Konecranes Oyj	12,800	220
OKO Bank (Osuuspankkien Keskuspankki Oyj)	4,182	68

		23,331

France (9.8%)
Total SA	75,045	19,757
Sanofi-Aventis	140,300	13,286
BNP Paribas SA	102,640	9,486
Societe Generale Class A	48,352	7,235
AXA	205,117	7,164
Suez SA	138,083	5,419
Vivendi Universal SA	152,952	5,221
France Telecom SA	193,707	4,343
Groupe Danone	32,555	3,946
Carrefour SA	73,915	3,914
L'Oreal SA	38,718	3,399
Schneider Electric SA	31,466	3,384
LVMH Louis Vuitton Moet Hennessy	33,154	3,236
Credit Agricole SA	82,959	3,211
L'Air Liquide SA (Registered)	15,080	3,126
Cie. de St. Gobain SA	42,993	2,992
Arcelor	72,091	2,832
Lafarge SA	24,492	2,770
Renault SA	26,099	2,762
* Alcatel SA	170,808	2,622
Veolia Environnement	44,646	2,470
Vinci SA	23,765	2,335
Pernod Ricard SA	10,751	2,054
STMicroelectronics NV	90,323	1,658
European Aeronautic Defence and Space Co.	35,183	1,476
Bouygues SA	26,618	1,408
Accor SA	24,467	1,406
PSA Peugeot Citroen	21,222	1,330
Lagardere S.C.A	16,668	1,296
* Alstom	15,247	1,270
Unibail Co.	6,851	1,233
Pinault-Printemps-Redoute SA	9,460	1,139
Essilor International SA	12,699	1,129
Compagnie Generale des Etablissements Michelin SA	17,033	1,066
Euronext NV	12,567	1,034
* BNP Paribas New	10,099	905
* Cap Gemini SA	16,051	871
* Gaz de France	23,504	846
Hermes International	2,725	687
Thomson SA	33,816	666
Technip SA	9,686	656
Sodexho Alliance SA	13,812	654
* Atos Origin SA	8,447	624
Safran SA	23,793	601
CNP Assurances	5,787	583
Publicis Groupe SA	14,949	582
Autoroutes du Sud de la France	9,038	558
Neopost SA	4,909	533
PagesJaunes SA	18,910	530
Klepierre	3,933	489
Etablissements Economiques du Casino Guichard-Perrachon SA	6,794	473
Thales SA	10,538	466
Valeo SA	10,655	444
Dassault Systemes SA	7,746	442
Air France	18,637	437
Societe Television Francaise 1	13,257	401
Zodiac SA	5,969	386
Imerys SA	3,620	304
* Business Objects SA	7,554	275
Gecina SA	1,989	263
Societe BIC SA	3,486	233
Societe des Autoroutes Paris-Rhin-Rhone	2,916	216
SCOR SA	70,384	179
* Vinci SA Rights Exp. 4/12/06	23,765	51

		146,764

Germany (7.1%)
Siemens AG	109,479	10,196
E.On AG	83,156	9,122
Allianz AG	52,564	8,745
Deutsche Bank AG	67,786	7,726
DaimlerChrysler AG (Registered)	124,128	7,112
SAP AG	30,503	6,604
BASF AG	73,483	5,749
Deutsche Telekom AG	330,282	5,552
RWE AG	57,688	5,002
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	27,080	3,825
Bayer AG	90,645	3,623
Commerzbank AG	81,139	3,223
Schering AG	23,186	2,406
Deutsche Boerse AG	14,425	2,072
Continental AG	18,587	2,041
Volkswagen AG	24,149	1,818
Deutsche Post AG	62,566	1,568
ThyssenKrupp AG	51,900	1,497
Adidas-Salomon AG	7,249	1,430
Hypo Real Estate Holding AG	19,673	1,346
Man AG	19,092	1,322
Fresenius Medical Care AG	9,342	1,113
Porsche AG	1,134	1,082
Metro AG	20,654	1,058
Linde AG	11,534	999
* Infineon Technologies AG	96,374	991
Henkel KGaA	8,335	973
Volkswagen AG Pfd.	16,019	877
Puma AG	1,901	719
Deutsche Lufthansa AG	36,148	645
TUI AG	31,119	609
Merck KGaA	6,356	603
Altana AG	9,445	584
Celesio AG	5,778	546
Hochtief AG	9,385	530
Deutsche Postbank AG	6,953	504
RWE AG Pfd.	5,800	451
IVG Immobilien AG	13,203	397
Beiersdorf AG	2,719	391
Wincor Nixdorf AG	2,903	365
Heidelberger Druckmaschinen AG	8,262	364
* Qiagen NV	21,725	320
Douglas Holding AG	6,424	302
ProSieben Sat.1 Media AG	10,486	273
MLP AG	10,390	253
Suedzucker AG	6,032	156
* EPCOS AG	10,110	134
* Karstadt Quelle AG	5,141	121
* Premier AG	4,227	75

		107,414

Greece (0.7%)
National Bank of Greece SA	37,144	1,744
Alpha Credit Bank SA	35,944	1,327
Greek Organization of Football Prognostics	28,692	1,095
* Hellenic Telecommunication Organization SA	45,122	1,003
EFG Eurobank Ergasias	22,597	868
Bank of Piraeus	23,175	701
Cosmote Mobile Communications SA	20,390	471
* Commercial Bank of Greece SA	12,508	417
Public Power Corp.	16,560	389
Coca-Cola Hellenic Bottling Co. SA	12,307	382
Titan Cement Co. SA	6,400	305
Hellenic Petroleum SA	18,750	267
Hyatt Regency Hotels and Tourism SA	12,010	163
Hellenic Technodomiki Tev SA	17,676	152
Viohalco, Hellenic Copper & Aluminum Industry SA	12,610	127
Intracom SA	17,180	123
Germanos SA	5,200	110
Hellenic Exchanges SA	5,500	86
Technical Olympic SA	8,000	48
Hellenic Duty Free Shops SA	2,420	47
Folli-Follie SA	1,400	40

		9,865

Hong Kong (1.6%)
Hutchison Whampoa Ltd.	299,512	2,742
Cheung Kong Holdings Ltd.	211,000	2,233
Sun Hung Kai Properties Ltd.	187,064	1,897
CLP Holdings Ltd.	246,232	1,436
Hang Seng Bank Ltd.	111,243	1,432
Swire Pacific Ltd. A Shares	136,698	1,337
Hong Kong & China Gas Co., Ltd.	502,177	1,212
Boc Hong Kong Holdings Ltd.	525,500	1,056
Hong Kong Electric Holdings Ltd.	188,600	887
Esprit Holdings Ltd.	112,072	871
Hong Kong Exchanges & Clearing Ltd.	135,000	813
Bank of East Asia Ltd.	208,149	752
Wharf Holdings Ltd.	194,215	712
New World Development Co., Ltd.	399,750	699
Henderson Land Development Co. Ltd.	114,006	631
Hang Lung Properties Ltd.	291,700	553
Li & Fung Ltd.	189,850	428
MTR Corp.	179,500	405
Kerry Properties Ltd.	101,500	371
Sino Land Co.	255,000	365
* Hutchison Telecommunications International Ltd.	202,000	345
Hysan Development Co., Ltd.	120,000	341
Hopewell Holdings Ltd.	114,000	330
Cathay Pacific Airways Ltd.	184,170	322
PCCW Ltd.	375,000	244
Shangri-La Asia Ltd.	117,059	189
Johnson Electric Holdings Ltd.	200,998	187
Cheung Kong Infrastructure Holdings Ltd.	59,000	187
Techtronic Industries Co., Ltd.	100,000	180
Yue Yuen Industrial (Holdings) Ltd.	57,500	169
Television Broadcasts Ltd.	29,000	164
Wing Hang Bank Ltd.	19,500	164
Kingboard Chemical Holdings Ltd.	42,000	127
Solomon Systech International Ltd.	224,000	108
ASM Pacific Technology Ltd.	16,500	98
SmarTone Telecommunications Ltd.	88,000	96
Orient Overseas International Ltd.	25,300	85
Giordano International Ltd.	129,000	71
Texwinca Holdings Ltd.	72,000	55
SCMP Group Ltd.	79,863	29

		24,323

Ireland (0.8%)
Allied Irish Banks PLC	120,565	2,868
CRH PLC	67,982	2,369
Bank of Ireland	124,873	2,315
Irish Life & Permanent PLC	37,932	909
* Elan Corp. PLC	62,137	894
Kerry Group PLC A Shares	22,696	545
Eircom Group PLC	148,135	382
* Grafton Group PLC	27,589	362
Independent News & Media PLC	98,140	317
IAWS Group PLC	16,634	288
* Ryanair Holdings PLC	24,757	234
DCC PLC	9,780	227
Kingspan Group PLC	13,404	204
Paddy Power PLC	9,665	154
C&C Group PLC	16,304	111
Fyffes PLC	33,722	91
Greencore Group PLC	13,017	61

		12,331

Italy (3.8%)
ENI SpA	355,587	10,111
Unicredito Italiano SpA	1,042,747	7,510
ENEL SpA	597,096	5,040
Assicurazioni Generali SpA	125,495	4,708
Telecom Italia SpA	1,490,103	4,333
Banca Intesa SpA	509,795	3,034
San Paolo-IMI SpA	147,917	2,640
Telecom Italia SpA RNC	849,087	2,252
Capitalia SpA	231,779	1,919
Mediobanca Banca di Credito Finanziaria SpA	68,374	1,461
Banco Popolare di Verona e Novara Scarl SpA	49,779	1,315
Mediaset SpA	108,040	1,270
Banche Popolari Unite Scarl SpA	46,271	1,120
Autostrade SpA	35,565	877
Banca Monte dei Paschi di Siena SpA	150,573	845
* Fiat SpA	63,652	801
Banca Intesa SpA Non-Convertible Risp	140,866	795
Finmeccanica SpA	33,901	768
Banca Popolare di Milano SpA	59,693	702
Alleanza Assicurazioni SpA	58,864	698
Snam Rete Gas SpA	137,766	608
Terna SpA	206,837	543
* Banca Nazionale del Lavoro (BNL) SpA	147,599	521
Luxottica Group SpA	17,005	467
Pirelli & C. Accomandita per Azioni SpA	344,849	328
Banca Fideuram SpA	50,462	289
Mediolanum SpA	35,869	283
Banca Antonveneta SpA	7,833	251
Lottomatica SpA	5,902	250
Mondadori (Arnoldo) Editore SpA	24,410	239
* Seat Pagine Gialle SpA	457,790	218
Italcementi SpA	8,752	209
Gruppo Editoriale L'Espresso SpA	38,823	203
Autogrill SpA	12,148	180
Bulgari SpA	13,389	161
* Telecom Italia Media SpA	200,572	108
Benetton Group SpA	4,600	68
* Tiscali SpA	17,212	56
* Parmalat Finanziaria SpA	34,147	-

		57,181

Japan (25.5%)
Toyota Motor Corp.	389,600	21,161
Mitsubishi UFJ Financial Group	1,157	17,546
Mizuho Financial Group, Inc.	1,297	10,583
Sumitomo Mitsui Financial Group, Inc.	805	8,868
Takeda Pharmaceutical Co. Ltd.	121,400	6,889
Canon, Inc.	104,000	6,847
Honda Motor Co., Ltd.	106,800	6,576
Matsushita Electric Industrial Co., Ltd.	285,034	6,282
Nomura Holdings Inc.	244,000	5,392
Sony Corp.	115,200	5,294
Seven and I Holdings Co., Ltd.	110,520	4,368
Mitsubishi Corp.	185,450	4,218
Millea Holdings, Inc.	203	3,995
Tokyo Electric Power Co.	159,600	3,971
Mitsubishi Estate Co., Ltd.	154,000	3,644
Nissan Motor Co., Ltd.	304,900	3,613
East Japan Railway Co.	477	3,524
Hitachi Ltd.	446,000	3,149
JFE Holdings, Inc.	77,600	3,131
Nippon Telegraph and Telephone Corp.	723	3,086
Mitsui & Co., Ltd.	214,000	3,083
Nippon Steel Corp.	792,000	3,065
Softbank Corp.	102,500	2,991
Shin-Etsu Chemical Co., Ltd.	54,500	2,948
Astellas Pharma Inc.	73,914	2,794
Denso Corp.	70,200	2,768
NTT DoCoMo, Inc.	1,798	2,643
Mitsui Fudosan Co., Ltd.	111,000	2,545
T & D Holdings, Inc.	32,600	2,537
Sumitomo Metal Industries Ltd.	574,000	2,459
Komatsu Ltd.	128,000	2,435
Kansai Electric Power Co., Inc.	109,700	2,432
Fanuc Co., Ltd.	25,200	2,416
Toshiba Corp.	410,000	2,377
Daiwa Securities Group Inc.	175,000	2,342
Hoya Corp.	58,100	2,334
Mitsui Sumitomo Insurance Co.	169,880	2,302
Mitsubishi Electric Corp.	271,000	2,294
Fuji Photo Film Co., Ltd.	68,700	2,282
Aeon Co., Ltd.	91,400	2,212
Japan Tobacco, Inc.	630	2,212
Sharp Corp.	125,000	2,207
* Resona Holdings Inc.	640	2,197
Central Japan Railway Co.	221	2,174
Sumitomo Corp.	150,000	2,133
Asahi Glass Co., Ltd.	142,000	2,115
Daiichi Sankyo Co., Ltd.	92,463	2,106
Chubu Electric Power Co.	83,400	2,085
Fujitsu Ltd.	248,000	2,079
Nintendo Co.	13,800	2,056
Kyocera Corp.	23,000	2,022
Mitsubishi Heavy Industries Ltd.	426,000	2,019
Sumitomo Trust & Banking Co., Ltd.	173,000	1,997
Nitto Denko Corp.	23,300	1,971
Nikko Securities Co., Ltd.	119,087	1,967
Bridgestone Corp.	94,000	1,955
Kao Corp.	74,000	1,942
Ricoh Co.	96,000	1,868
KDDI Corp.	349	1,859
Murata Manufacturing Co., Ltd.	27,300	1,842
Sompo Japan Insurance Inc.	120,000	1,733
NEC Corp.	245,400	1,722
Dai-Nippon Printing Co., Ltd.	91,000	1,642
Itochu Corp.	189,000	1,622
Kubota Corp.	144,000	1,551
Sumitomo Electric Industries Ltd.	98,000	1,549
Sumitomo Realty & Development Co.	56,000	1,546
Kirin Brewery Co., Ltd.	113,000	1,534
Tokyo Electron Ltd.	22,200	1,523
Sumitomo Chemical Co.	187,000	1,517
Eisai Co., Ltd.	33,300	1,451
Rohm Co., Ltd.	13,600	1,431
Tokyo Gas Co., Ltd.	317,000	1,382
Secom Co., Ltd.	27,000	1,374
Toray Industries, Inc.	167,000	1,361
Yahoo Japan Corp.	2,233	1,356
Tohoku Electric Power Co.	62,000	1,337
Nippon Oil Corp.	171,000	1,336
Keyence Corp.	5,071	1,313
Bank of Yokohama Ltd.	155,000	1,267
Kyushu Electric Power Co., Inc.	56,200	1,265
Advantest Corp.	10,500	1,244
Kobe Steel Ltd.	327,000	1,240
Credit Saison Co., Ltd.	22,100	1,219
Nidec Corp.	14,900	1,216
SMC Corp.	7,800	1,213
Daiwa House Industry Co., Ltd.	70,000	1,210
Daikin Industries Ltd.	34,500	1,205
Yamada Denki Co., Ltd.	10,400	1,200
Sekisui House Ltd.	75,859	1,129
Aisin Seiki Co., Ltd.	29,000	1,125
TDK Corp.	14,500	1,086
Asahi Kasei Corp.	149,000	1,059
Yamato Holdings Co., Ltd.	51,000	1,042
West Japan Railway Co.	247	1,040
Osaka Gas Co., Ltd.	282,000	1,024
Dentsu Inc.	277	1,001
Toppan Printing Co., Ltd.	72,000	994
Nippon Mining Holdings Inc.	117,000	984
Mitsui Trust Holding Inc.	67,100	979
Sumitomo Metal Mining Co.	69,000	962
Takefuji Corp.	15,230	956
Shinsei Bank, Ltd.	134,000	936
Mitsubishi Chemical Holdings Corp.	148,500	914
NTT Data Corp.	188	903
Shizuoka Bank Ltd.	88,000	885
Mitsui OSK Lines Ltd.	129,000	870
Ajinomoto Co., Inc.	81,000	862
Sega Sammy Holdings Inc.	20,588	834
Terumo Corp.	25,300	829
Tokyu Corp.	122,000	822
Olympus Corp.	28,000	820
Chiba Bank Ltd.	91,000	807
Marubeni Corp.	154,000	805
Electric Power Development Co., Ltd.	25,240	797
Sumitomo Heavy Industries Ltd.	83,000	794
Kajima Corp.	126,000	784
Asahi Breweries Ltd.	55,200	781
Hokuhoku Financial Group, Inc.	177,000	775
Omron Corp.	27,100	775
Shiseido Co., Ltd.	41,000	760
Promise Co., Ltd.	12,600	760
Ibiden Co., Ltd.	15,000	756
Fast Retailing Co., Ltd.	7,700	752
Rakuten, Inc.	819	743
Mitsubishi Gas Chemical Co.	61,000	743
Marui Co., Ltd.	37,300	736
Joyo Bank Ltd.	104,000	732
Nippon Yusen Kabushiki Kaisha Co.	120,000	731
Ohbayashi Corp.	90,000	730
Furukawa Electric Co.	88,000	728
Leopalace21 Corp.	19,400	723
OJI Paper Co., Ltd.	118,000	723
Nippon Express Co., Ltd.	127,000	721
Shionogi & Co., Ltd.	44,000	720
Mitsubishi Securities Co., Ltd.	44,000	705
Mitsui Chemicals, Inc.	96,000	704
Chugai Pharmaceutical Co., Ltd.	38,300	692
Softbank Investment Corp.	1,225	692
Bank of Fukuoka, Ltd.	82,000	690
Showa Denko K.K	155,000	687
Hirose Electric Co., Ltd.	4,900	685
Kinki Nippon Railway Co.	175,190	681
Tobu Railway Co., Ltd.	129,000	677
INPEX Corp.	79	676
JS Group Corp.	31,512	676
Nippon Electric Glass Co., Ltd.	27,000	667
Daito Trust Construction Co., Ltd.	12,800	666
* Sanyo Electric Co., Ltd.	240,000	657
NGK Spark Plug Co.	28,000	651
Nikon Corp.	36,000	643
Nippon Paper Group, Inc.	149	643
Mitsubishi Materials Corp.	120,000	641
* Konica Minolta Holdings, Inc.	49,500	630
Taisei Corp.	131,000	626
Takashimaya Co.	40,860	623
Toyota Tsusho Corp.	22,893	619
Shimizu Corp.	85,000	617
Aiful Corp.	9,350	616
Tokyu Land Corp.	68,000	607
Isetan Co.	27,800	605
Teijin Ltd.	91,000	605
JSR Corp.	20,300	602
Taiheiyo Cement Corp.	124,000	597
Odakyu Electric Railway Co.	95,000	587
NSK Ltd.	67,000	579
Mitsui Mining & Smelting Co., Ltd.	82,000	574
Keio Electric Railway Co., Ltd.	86,000	567
Keihin Electric Express Railway Co., Ltd.	69,000	564
Fujikura Ltd.	50,000	564
Yokogawa Electric Corp.	31,000	548
Acom Co., Ltd.	9,140	535
Sankyo Co., Ltd.	7,800	534
Matsushita Electric Works, Ltd.	44,000	527
Kuraray Co., Ltd.	45,000	527
Hokkaido Electric Power Co., Ltd.	24,400	523
Stanley Electric Co.	24,500	522
Bank of Kyoto Ltd.	43,000	518
Ishikawajima-Harima Heavy Industries Co.	163,000	516
Yamaha Motor Co., Ltd.	20,800	513
Chiyoda Corp.	22,000	512
JGC Corp.	26,000	511
Trend Micro Inc.	14,500	506
Taisho Pharmaceutical Co.	25,000	503
Nomura Research Institute, Ltd.	4,000	488
Kawasaki Heavy Industries Ltd.	139,000	487
Daimaru, Inc.	33,000	486
NTN Corp.	61,000	482
Toyo Seikan Kaisha Ltd.	26,500	479
Yamaha Corp.	26,900	475
ToneGeneral Sekiyu K.K	46,000	467
Mitsubishi Rayon Co., Ltd.	57,000	465
Nisshin Steel Co.	134,000	464
Tanabe Seiyaku Co., Ltd.	42,000	464
Oriental Land Co., Ltd.	8,000	463
Tokyo Tatemono Co., Ltd.	42,000	457
NGK Insulators Ltd.	31,000	454
Alps Electric Co., Ltd.	28,000	449
Uny Co., Ltd.	28,000	447
Namco Bandai Holdings Inc.	32,300	442
Tokuyama Corp.	26,000	440
Amada Co., Ltd.	40,000	436
NOK Corp.	16,200	434
Teikoku Oil Co., Ltd.	36,000	434
Sekisui Chemical Co.	51,000	430
Gunma Bank Ltd.	57,000	430
Shinko Securities Co., Ltd.	77,000	426
Nissin Food Products Co., Ltd.	13,800	426
The Nishi-Nippon City Bank, Ltd.	78,000	424
Aeon Credit Service Co. Ltd.	14,010	423
77 Bank Ltd.	55,000	423
Mitsukoshi, Ltd.	65,000	417
Office Building Fund of Japan Inc.	45	415
Casio Computer Co.	22,700	403
Dai-Nippon Screen Manufacturing Co., Ltd.	38,000	402
Koyo Seiko Co., Ltd.	20,100	400
Makita Corp.	13,000	400
E*Trade Securities Co., Ltd.	174	399
Sumitomo Rubber Industries Ltd.	30,000	390
Onward Kashiyama Co., Ltd.	22,000	389
Tosoh Corp.	78,000	388
Dowa Mining Co. Ltd.	32,000	383
Kaneka Corp.	32,000	382
Toto Ltd.	41,000	380
CSK Corp.	7,600	377
Nisshin Seifun Group Inc.	36,900	376
Fuji Electric Holdings Co., Ltd.	68,000	370
Kamigumi Co., Ltd.	46,000	367
Yakult Honsha Co., Ltd.	15,200	364
THK Co., Inc.	11,300	362
Pioneer Corp.	22,500	362
ZEON Corp.	28,000	361
All Nippon Airways Co., Ltd.	97,000	353
Benesse Corp.	9,900	353
* Japan Airlines System Co.	135,000	353
Susuken Co., Ltd.	11,260	352
Shimano, Inc.	11,700	351
Hakuhodo DY Holdings Inc.	4,200	351
The Suruga Bank, Ltd.	26,000	350
Citizen Watch Co., Ltd.	36,900	347
Lawson Inc.	9,200	346
NHK Spring Co.	27,000	341
Nitori Co., Ltd.	6,500	337
Daido Steel Co., Ltd.	33,000	335
Oracle Corp. Japan	6,700	335
Ushio Inc.	14,000	333
Index Corp.	158	331
Hitachi Chemical Co., Ltd.	11,400	327
Kawasaki Kisen Kaisha Ltd.	55,000	324
Nippon Shokubai Co., Ltd.	27,000	320
Ebara Corp.	51,000	320
Dai-Nippon Ink & Chemicals, Inc.	86,000	319
Toyobo Ltd.	103,000	318
Meiji Seika Kaisha Ltd.	62,000	315
Toyoda Gosei Co., Ltd.	14,400	315
Nisshinbo Industries, Inc.	28,000	313
Fuji Television Network, Inc.	125	311
Seiko Epson Corp.	11,300	310
Nissan Chemical Industries, Ltd.	18,000	305
Kikkoman Corp.	27,000	303
Ube Industries Ltd.	103,000	303
Mitsubishi Logistics Corp.	19,000	303
Seino Transportation Co., Ltd.	29,000	301
Kyowa Hakko Kogyo Co.	41,000	299
SFCG Co., Ltd.	1,320	298
FamilyMart Co., Ltd.	9,500	297
Showa Shell Sekiyu K.K	26,100	295
Hitachi Construction Machinery Co.	11,000	289
Denki Kagaku Kogyo K.K	64,000	285
Toho Co., Ltd.	14,700	283
* Elpida Memory Inc.	7,900	282
Canon Sales Co. Inc.	13,000	279
Mabuchi Motor Co.	5,400	278
Hino Motors, Ltd.	44,000	276
Obic Co., Ltd.	1,300	273
Oki Electric Industry Co. Ltd.	86,000	273
Sanken Electric Co., Ltd.	16,000	272
JAFCO Co., Ltd.	3,600	271
Konami Corp.	10,700	269
Skylark Co., Ltd.	14,900	266
Hikari Tsushin, Inc.	3,800	264
* NEC Electronics Corp.	6,400	259
Wacoal Corp.	19,000	257
Kose Corp.	6,820	257
Gunze Ltd.	38,000	256
Shimamura Co., Ltd.	2,200	255
Minebea Co., Ltd.	37,000	255
Nippon Kayaku Co., Ltd.	28,000	247
Mitsui Engineering & Shipbuilding Co., Ltd.	76,000	246
Kinden Corp.	27,000	244
House Foods Industry Corp.	14,900	244
Daicel Chemical Industries Ltd.	29,000	243
Ryohin Keikaku Co., Ltd.	2,900	243
Hitachi Capital Corp.	12,100	241
Kurita Water Industries Ltd.	11,100	236
Nippon Sheet Glass Co., Ltd.	42,000	234
Comsys Holdings Corp.	16,000	228
Sumco Corp.	4,230	227
Uni-Charm Corp.	4,600	225
Asatsu-DK Inc.	6,400	223
Nippon Sanso Corp.	30,000	221
Shimachu Co.	7,000	221
Aoyama Trading Co., Ltd.	6,600	218
Ito En, Ltd.	6,200	217
MEDICEO Holdings Co., Ltd.	13,400	216
Q.P. Corp.	21,400	216
Sanwa Shutter Corp.	33,000	216
Amano Corp.	12,000	208
Katokichi Co., Ltd.	30,200	206
Kansai Paint Co., Ltd.	22,000	201
Hankyu Department Stores, Inc.	21,000	194
eAccess Ltd.	251	193
Net One Systems Co., Ltd.	94	193
Taiyo Yuden Co., Ltd.	12,000	189
USS Co., Ltd.	2,780	189
Nippon Meat Packers, Inc.	18,000	188
Tokyo Steel Manufacturing Co.	9,200	187
Kokuyo Co., Ltd.	12,200	184
Coca-Cola West Japan Co. Ltd.	7,400	176
Santen Pharmaceutical Co. Ltd.	7,300	175
Sumitomo Bakelite Co. Ltd.	19,000	172
Yaskawa Electric Corp.	15,000	169
Sapparo Holdings Ltd.	32,000	167
Tokyo Style Co.	14,000	166
Tokyo Broadcasting System, Inc.	6,200	166
Sumitomo Osaka Cement Co., Ltd.	45,000	163
Komori Corp.	7,000	163
Autobacs Seven Co., Ltd.	3,200	159
Matsui Securities Co., Ltd.	11,200	155
Toyo Suisan Kaisha, Ltd.	10,000	152
Meiji Dairies Corp.	25,000	146
* Sojitz Holdings Corp.	24,700	146
Meitec Corp.	4,300	141
Nichirei Corp.	29,000	140
Keisei Electric Railway Co., Ltd.	20,000	138
Itochu Techno-Science Corp.	3,500	137
Sanden Corp.	31,000	136
Alfresa Holdings Corp.	2,200	133
The Goodwill Group, Inc.	141	131
Matsumotokiyoshi Co., Ltd.	4,500	128
Nippon Light Metal Co.	46,000	127
Nishimatsu Construction Co.	31,000	127
Hitachi Cable Ltd.	22,000	125
Takara Holdings Inc.	20,000	122
Central Glass Co., Ltd.	21,000	121
Rinnai Corp.	4,000	120
Aderans Co. Ltd.	4,000	118
Mitsumi Electric Co., Ltd.	8,900	116
Okumura Corp.	21,000	115
Circle K Sunkus Co., Ltd.	4,700	114
Uniden Corp.	7,000	112
Yamazaki Baking Co., Ltd.	14,000	109
TIS Inc.	4,000	108
Toda Corp.	24,000	107
Fuji Soft ABC Inc.	3,200	95
Kaken Pharmaceutical Co.	10,000	84
* Ishihara Sangyo Kaisha Ltd.	35,000	65
Takuma Co., Ltd.	8,000	65
Anritsu Corp.	10,000	63
Ariake Japan Co., Ltd.	2,090	62
Nichii Gakkan Co.	2,630	61
Hitachi Software Engineering Co., Ltd.	3,100	57
Glory Ltd.	1,500	32

		383,170

Netherlands (3.5%)
ING Groep NV	255,646	10,054
ABN-AMRO Holding NV	242,647	7,240
Koninklijke (Royal) Philips Electronics NV	173,996	5,848
Unilever NV	75,584	5,230
Aegon NV	190,561	3,510
Koninklijke KPN NV	268,459	3,014
TNT NV	58,432	2,017
Akzo Nobel NV	36,511	1,931
* Koninklijke Ahold NV	194,136	1,515
Reed Elsevier NV	97,371	1,391
Heineken NV	34,954	1,322
* ASML Holding NV	61,503	1,250
Koninklijke DSM NV	21,606	984
Wolters Kluwer NV	38,788	964
Verenigde Nederlandse Uitgeversbedrijven NV	29,694	961
* Koninklijke Numico NV	20,516	905
Rodamco Europe NV	6,947	696
Vedior NV	27,702	541
Wereldhave NV	3,955	444
* Hagemeyer NV	86,573	435
Corio NV	6,680	430
Randstad Holding NV	6,780	400
SBM Offshore NV	3,287	329
Oce NV	16,373	297
Buhrmann NV	13,750	242
Getronics NV	12,395	149

		52,099

New Zealand (0.2%)
Telecom Corp. of New Zealand Ltd.	262,258	888
Fletcher Building Ltd.	63,252	344
Sky City Entertainment Group Ltd.	82,761	271
Contact Energy Ltd.	46,220	219
Auckland International Airport Ltd.	173,015	216
Sky Network Television Ltd.	42,839	167
Fisher & Paykel Healthcare Corp. Ltd.	36,640	93
The Warehouse Group Ltd.	34,171	81
Fisher & Paykel Appliances Holdings Ltd.	24,054	62
* Tower Ltd.	33,196	53
Waste Management NZ Ltd.	9,000	47
* Vector Ltd.	24,000	41

		2,482

Norway (0.8%)
Norsk Hydro ASA	18,382	2,539
Statoil ASA	84,936	2,428
Orkla ASA	25,805	1,275
DnB NOR ASA	89,880	1,206
Telenor ASA	111,326	1,194
Norske Skogindustrier ASA	26,514	447
* Stolt Offshore SA	27,655	429
* Petroleum Geo-Services ASA	8,740	406
Storebrand ASA	36,400	405
Yara International ASA	20,852	330
Frontline Ltd.	8,010	265
Tandberg ASA	26,900	242
ProSafe ASA	4,481	233
Schibsted ASA	8,280	227
* Tandberg Television ASA	9,271	194
Tomra Systems ASA	23,800	190
Stolt-Nielsen SA	3,547	109

		12,119

Portugal (0.3%)
Portugal Telecom SGPS SA	94,785	1,152
Electricidade de Portugal SA	256,668	1,006
Banco Comercial Portugues SA	261,074	832
Brisa-Auto Estradas de Portugal SA	48,011	472
Banco BPI SA	54,724	390
Banco Espirito Santo SA	21,357	389
Cimpor-Cimento de Portugal SA	36,236	242
PT Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, SA	10,936	134
Sonae SGPS SA	80,058	131
Jeronimo Martins & Filho, SGPS, SA	2,748	48

		4,796

Singapore (0.8%)
United Overseas Bank Ltd.	152,504	1,469
Oversea-Chinese Banking Corp., Ltd.	352,300	1,458
Singapore Telecommunications Ltd.	889,980	1,455
DBS Group Holdings Ltd.	138,082	1,390
City Developments Ltd.	85,000	568
Singapore Airlines Ltd.	64,751	559
Capitaland Ltd.	183,000	547
Keppel Corp., Ltd.	62,000	529
Singapore Press Holdings Ltd.	189,250	526
Singapore Technologies Engineering Ltd.	212,906	408
Singapore Exchange Ltd.	145,000	358
Fraser & Neave Ltd.	26,130	320
Keppel Land Ltd.	86,000	263
United Overseas Land Ltd.	141,750	253
ComfortDelgro Corp Ltd.	203,000	211
Singapore Land Ltd.	49,000	210
Allgreen Properties Ltd.	209,000	201
Wing Tai Holdings Ltd.	169,000	199
Venture Corp. Ltd.	24,000	190
Sembcorp Industries Ltd.	83,660	181
SMRT Corp. Ltd.	244,000	169
Singapore Post Ltd.	216,000	160
* Chartered Semiconductor Manufacturing Ltd.	152,398	147
Neptune Orient Lines Ltd.	102,000	137
Parkway Holdings Ltd.	84,000	128
SembCorp Marine Ltd.	68,000	120
Noble Group Ltd.	137,000	104
Jardine Cycle N Carriage Ltd.	14,037	96
Olam International Ltd.	74,000	78
* STATS ChipPAC Ltd.	96,000	76
Cosco Corp. Singapore Ltd.	90,000	68
Want Want Holdings Ltd.	46,000	58
Singapore Petroleum Co. Ltd.	13,000	42
Creative Technology Ltd.	4,450	32
Datacraft Asia Ltd.	25,000	28
SembCorp Logistics Ltd.	23,500	26

		12,764

Spain (3.8%)
Banco Santander Central Hispano SA	797,730	11,618
Banco Bilbao Vizcaya Argentaria SA	454,219	9,450
Telefonica SA	594,186	9,292
Endesa SA	125,644	4,038
Iberdrola SA	112,660	3,621
Repsol YPF SA	123,891	3,514
Banco Popular Espanol SA	119,567	1,757
Altadis SA	34,571	1,546
ACS, Actividades de Contruccion y Servisios, SA	34,570	1,339
Industria de Diseno Textil SA	30,301	1,168
Abertis Infraestructuras SA	31,802	823
Union Fenosa SA	20,151	764
Metrovacesa SA	8,636	733
Gas Natural SDG SA	24,884	719
Acciona SA	4,461	693
Grupo Ferrovial, SA	6,968	562
Fomento de Construc y Contra SA	7,473	552
Acerinox SA	27,296	446
Cintra Concesiones de Infraestructuras de Transporte SA	33,325	431
Sacyr Vallehermoso SA	12,350	419
Inmobiliaria Colonial SA	5,319	374
Corporacion Mapfre SA	17,823	362
Telefonica Publicidad e Informacion, SA	30,845	343
Gamesa Corporacion Tecnologica, SA	17,655	338
Antena 3 Television	12,769	329
Indra Sistemas, SA	13,384	271
Iberia (Linea Aerea Espana)	91,967	253
* Sogecable SA	4,263	170
Sociedad General de Aguas de Barcelona SA	6,202	162
Ebro Puleva SA	8,700	158
Promotora de Informaciones SA	8,172	151
NH Hoteles SA	8,543	147
Zeltia SA	14,509	115

		56,658

Sweden (2.4%)
Telefonaktiebolaget LM Ericsson AB Class B	2,018,215	7,619
Nordea Bank AB	281,174	3,468
Hennes & Mauritz AB B Shares	64,696	2,355
Svenska Handelsbanken AB A Shares	72,170	2,003
TeliaSonera AB	270,847	1,621
Sandvik AB	26,721	1,577
Skandinaviska Enskilda Banken AB A Shares	62,324	1,542
Volvo AB B Shares	30,270	1,416
Svenska Cellulosa AB B Shares	28,010	1,229
Atlas Copco AB A Shares	40,857	1,147
Electrolux AB Series B	37,036	1,060
Securitas AB B Shares	42,340	815
SKF AB B Shares	45,480	740
Skanska AB B Shares	42,768	699
Swedish Match AB	49,331	673
Scania AB Class B	14,900	647
Atlas Copco AB Class B Shares	23,790	620
Assa Abloy AB	32,600	604
Volvo AB A Shares	12,752	583
Tele2 AB B Shares	43,688	515
Svenskt Stal AB A Shares	7,317	350
Kungsleden AB	9,042	343
Eniro AB	29,600	342
Trelleborg AB B Shares	14,420	336
* Lundin Petroleum AB	27,000	313
Castellum AB	7,357	311
Getinge AB B Shares	18,600	300
Fabege AB	13,965	293
* Modern Times Group AB	6,200	291
* OMX AB	14,260	273
Holmen AB	6,096	257
Alfa Laval AB	9,000	242
Gambro AB A Shares	18,600	222
Billerud Aktiebolag	12,600	202
* Wihlborgs Fastigheter AB	5,740	175
* Telelogic AB	62,900	173
D. Carnegie & Co. AB	8,200	172
Elekta AB B Shares	9,600	158
* Capio AB	8,400	157
Gambro AB B Shares	11,200	134
* SAS AB	9,375	131
Hoganas AB B Shares	4,800	116
Svenskt Stal AB	2,322	103
Oriflame Cosmetics SA	3,007	100
WM-Data AB Class B	30,000	98
Axfood AB	2,650	66

		36,591

Switzerland (6.7%)
Novartis AG (Registered)	316,076	17,495
Nestle SA (Registered)	54,696	16,156
UBS AG (Registered)	140,023	15,351
Roche Holdings AG	94,247	13,972
Credit Suisse Group (Registered)	165,798	9,253
Zurich Financial Services AG	19,904	4,648
* ABB Ltd.	263,631	3,314
Cie. Financiere Richemont AG	69,398	3,313
Swiss Re (Registered)	30,861	2,145
Syngenta AG	15,066	2,112
Holcim Ltd. (Registered)	24,518	1,948
Adecco SA (Registered)	19,779	1,101
Swisscom AG	2,843	917
Swatch Group AG (Bearer)	4,764	797
Givaudan SA	991	759
Nobel Biocare Holding AG	3,391	754
Synthes, Inc.	6,853	750
SGS Societe Generale de Surveillance Holding SA (Registered)	601	555
Serono SA Class B	776	539
Clariant AG	32,093	494
CIBA Specialty Chemicals AG (Registered)	8,131	484
Schindler Holding AG	9,088	483
Geberit AG	406	387
* Logitech International SA	9,466	378
Rieter Holding AG	868	344
PSP Swiss Property AG	6,922	344
* Unaxis Holding AG	1,169	333
Kuehne & Nagel International AG	996	322
Lonza AG (Registered)	4,428	302
Sulzer AG (Registered)	419	285
Phonak Holding AG	4,454	253
Swatch Group AG (Registered)	7,181	249
Straumann Holding AG	1,004	228
Kudelski SA	8,001	227
SIG Holding AG	1,033	219
Kuoni Reisen Holding AG (Registered)	321	166
Valora Holding AG	693	146
* Micronas Semiconductor Holding AG	3,849	122
UBS AG	741	81

		101,726

United Kingdom (23.5%)
BP PLC	2,735,680	31,412
HSBC Holdings PLC	1,520,328	25,404
GlaxoSmithKline PLC	791,380	20,655
Vodafone Group PLC	8,102,649	16,876
Royal Dutch Shell PLC Class A (Amsterdam Shares)	499,582	15,619
Royal Bank of Scotland Group PLC	431,857	14,019
Royal Dutch Shell PLC Class B	376,052	12,221
AstraZeneca Group PLC	212,071	10,637
Barclays PLC	880,663	10,268
HBOS PLC	520,364	8,663
Rio Tinto PLC	143,500	7,348
Anglo American PLC	188,684	7,297
Lloyds TSB Group PLC	762,646	7,280
Diageo PLC	394,640	6,199
BG Group PLC	488,273	6,088
Tesco PLC	1,058,077	6,049
BHP Billiton PLC	325,983	5,968
British American Tobacco PLC	215,544	5,206
Aviva PLC	328,685	4,548
BT Group PLC	1,168,096	4,496
Prudential PLC	333,631	3,852
National Grid Transco PLC	374,620	3,712
Unilever PLC	356,654	3,636
BAE Systems PLC	448,194	3,262
Reckitt Benckiser PLC	84,928	2,976
Imperial Tobacco Group PLC	99,623	2,943
Cadbury Schweppes PLC	285,596	2,826
Old Mutual PLC	752,696	2,619
ScottishPower PLC	239,778	2,415
Centrica PLC	492,387	2,397
SABMiller PLC	120,705	2,374
Scottish & Southern Energy PLC	121,116	2,372
Legal & General Group PLC	918,724	2,254
Land Securities Group PLC	66,547	2,223
BAA PLC	153,267	2,204
Marks & Spencer Group PLC	224,893	2,167
GUS PLC	118,263	2,162
Wolseley PLC	84,482	2,068
BOC Group PLC	70,421	1,886
WPP Group PLC	153,803	1,838
Man Group PLC	40,652	1,734
Reed Elsevier PLC	175,481	1,677
Rolls-Royce Group PLC	206,754	1,640
British Land Co., PLC	74,451	1,600
Pearson PLC	115,941	1,600
British Sky Broadcasting Group PLC	167,165	1,562
United Utilities PLC	124,536	1,485
Ladbrokes PLC	199,378	1,344
Gallaher Group PLC	91,943	1,337
Kingfisher PLC	311,640	1,292
3i Group PLC	77,608	1,263
Smiths Group PLC	71,398	1,215
Reuters Group PLC	176,605	1,211
Royal Dutch Shell PLC Class A	38,779	1,210
ITV PLC	574,298	1,186
Hanson Building Materials PLC	88,417	1,153
J. Sainsbury PLC	200,052	1,151
Compass Group PLC	289,425	1,143
Carnival PLC	21,097	1,034
Scottish & Newcastle PLC	114,850	1,034
Royal & Sun Alliance Insurance Group PLC	425,598	1,018
Smith & Nephew PLC	111,744	988
InterContinental Hotels Group PLC	60,368	984
Severn Trent PLC	50,607	978
Corus Group PLC	635,209	972
Amvescap PLC	102,264	952
Friends Provident PLC	257,683	929
Persimmon PLC	39,984	918
Hammerson PLC	42,236	906
Boots Group PLC	71,345	888
DSG International PLC	274,500	876
Next PLC	30,346	866
International Power PLC	169,611	831
Imperial Chemical Industries PLC	136,743	819
Liberty International PLC	38,527	785
Slough Estates PLC	67,900	783
Enterprise Inns PLC	47,425	781
Yell Group PLC	81,595	769
Brambles Industries PLC	97,996	731
Rentokil Initial PLC	269,549	728
Whitbread PLC	35,424	727
The Sage Group PLC	149,252	711
Kelda Group PLC	51,732	706
Tomkins PLC	118,590	689
Cable and Wireless PLC	358,169	678
Rexam PLC	67,586	652
Johnson Matthey PLC	26,944	651
BP PLC ADR	9,184	633
GKN PLC	109,415	629
Alliance Unichem PLC	40,256	625
London Stock Exchange PLC	33,148	606
Capita Group PLC	75,979	604
* British Airways PLC	95,818	586
Burberry Group PLC	72,856	584
ICAP PLC	74,537	577
William Hill PLC	55,450	575
Barratt Developments PLC	31,332	573
Associated British Ports Holdings PLC	44,764	559
Provident Financial PLC	45,736	559
Punch Taverns PLC	37,210	543
Cobham PLC	164,920	537
George Wimpey PLC	54,763	530
Hays PLC	188,182	528
Group 4 Securicor PLC	160,897	527
Tate & Lyle PLC	52,668	521
Emap PLC	33,551	511
ARM Holdings PLC	221,374	510
IMI PLC	52,000	509
EMI Group PLC	109,604	480
Signet Group PLC	250,538	474
Mitchells & Butlers PLC	57,342	474
Taylor Woodrow PLC	65,918	461
Bunzl PLC	38,808	459
Kesa Electricals PLC	84,394	457
BBA Group PLC	89,446	436
Schroders PLC	21,039	433
Pilkington PLC	150,872	422
Daily Mail and General Trust PLC	34,989	420
United Business Media PLC	31,915	401
* Invensys PLC	969,597	386
LogicaCMG PLC	112,799	382
Bellway PLC	17,778	380
Cattles PLC	58,085	370
Inchape PLC	8,187	370
Close Brothers Group PLC	19,864	367
Electrocomponents PLC	73,374	355
* The Berkeley Group Holdings	17,147	351
Resolution PLC	30,044	350
Rank Group PLC	88,607	346
Trinity Mirror PLC	34,376	339
Bovis Homes Group PLC	20,620	320
Travis Perkins PLC	10,998	318
FirstGroup PLC	42,770	314
Balfour Beatty PLC	47,969	309
Serco Group PLC	53,955	294
Arriva PLC	27,388	291
Aegis Group PLC	118,779	282
Meggitt PLC	46,047	277
Great Portland Estates PLC	32,677	277
De La Rue Group PLC	28,071	271
First Choice Holidays PLC	70,436	262
Intertek Testing Services PLC	17,796	253
Amec PLC	33,458	234
National Express Group PLC	14,246	233
Misys PLC	59,036	229
* Cookson Group PLC	22,271	199
The Davis Service Group PLC	20,506	177
Stagecoach Group PLC	84,745	169
Premier Farnell PLC	38,033	141
HMV Group PLC	44,537	131
FKI PLC	58,917	129
MFI Furniture Group PLC	64,913	121
WPP Group PLC ADR	2,004	120
Aggreko PLC	21,868	120
SSL International PLC	20,805	116
ScottishPower PLC ADR	2,320	93
Telent PLC	6,363	55
Isoft Group PLC	19,365	49

		354,149

Total Common Stocks
(Cost $1,083,088)		1,508,156

Other Assets and Liabilities—Net (-0.2%)		(2,903)

Net Assets (100%)		1,505,253

* Non-income-producing security.
ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At March 31, 2006, the cost of investment securities for tax purposes was $1,083,088,000. Net unrealized appreciation of investment securities for tax purposes was $425,068,000, consisting of unrealized gains of $439,980,000 on securities that had risen in value since their purchase and $14,912,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2006

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 16, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.